UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	6/30/2009

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus/Standish Fixed Income Fund Dreyfus/Standish Global Fixed Income Fund Dreyfus/Standish International Fixed Income Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

2

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
45	Information About the Review and Approval of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish Global Fixed Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present to you this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows early in the year, higher-yielding segments of the bond market staged an impressive rally, while U.S.Treasury securities gave back some of their 2008 gains. While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the corporate bond market’s 2009 rebound. Indeed, the market’s advance was fueled more by investors’ renewed appetites for risk than improving business fundamentals. We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by David Leduc, CFA, and Thomas Fahey, Co-Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30,2009,Dreyfus/Standish Global Fixed Income Fund achieved a total return of 5.93%.1 In comparison, the Barclays Capital Global Aggregate Index (the “Index”), the fund’s benchmark, achieved a total return of 1.52% for the same period.2

Global bond markets stabilized over the first half of 2009 after suffering severe dislocations amid a global credit crisis in 2008.The fund produced a higher return than its benchmark, primarily due to a well timed shift from government securities to high-quality corporate bonds that rallied as market conditions improved.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its assets in U.S. dollar and non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets. These may include high-grade and medium-grade government, corporate, mortgage-backed, asset-backed, high yield and emerging market debt securities.To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The fund emphasizes rotation among undervalued countries, sectors, securities and currencies. In particular, we focus on securities with the most potential for added value, i.e., those involving potential for credit upgrades and unique structural characteristics.To identify these securities, we use macroeconomic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal/monetary policy and credit quality of government debt.

Global Bond Markets Began to Rebound from 2008 Lows

2009 began in the wake of one of the most severe downturns in the global financial markets in decades. Staggering losses among mortgage-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

and asset-backed securities nearly led to the collapse of the international banking system over the second half of 2008. Meanwhile, the credit crisis contributed to the onset of the most prolonged and severe recession since the 1930s.After a long period of gains, housing prices throughout the world declined sharply, and mortgage foreclosure rates soared. Consumer confidence plummeted, resulting in constrained spending. Perhaps most significant, unemployment rates climbed as business conditions deteriorated.These developments prompted aggressive remedial measures from government and monetary authorities. Central banks reduced short-term interest rates and pumped liquidity into frozen credit markets, while government officials enacted massive economic stimulus programs.

Economic and market weakness generally prevailed over the first two months of 2009. As a result, higher yielding sectors of the global bond market continued to decline, and yield differences between high yield corporate bonds and sovereign debt obligations reached historically wide levels. In early March, however, signs of potential economic stabilization produced optimism that the global recession and financial crisis might have bottomed.The remedial measures adopted by governments around the world appeared to have averted a collapse,and investors began to look forward to better economic and market conditions. Although we saw relatively little evidence of actual economic improvement, stocks and higher yielding bonds rallied through the end of the reporting period in anticipation of a recovery.

Defensive Posture Supported Fund Performance

When 2009 began, we had maintained a substantially overweighted position in government securities, which sheltered the fund from the brunt of the credit crisis and enabled it to capture the benefits of falling interest rates. In addition, the fund’s liquid holdings of sovereign debt put it in a good position to purchase higher yielding bonds at compelling prices near the bottom of the market’s swoon.

Even before market conditions began to improve, we took advantage of a number of opportunities among high-grade corporate bonds with competitive yields, including from issuers in the battered financials sector, where we focused on very large institutions that were deemed “too big to fail” during the downturn.We found particularly attractive values among investment-grade corporate bonds in the United States;

4

conversely, we found relatively few opportunities in Japan. Otherwise, we found numerous bonds meeting our investment criteria across a diverse range of geographic regions and industry groups. As a result, the fund’s composition changed significantly over the reporting period, shifting to underweighted exposure to sovereign bonds and an overweighted position in corporate debt securities.

Positioned for Moderating Long-Term Yields

Despite the magnitude of the springtime rally, we believe that most national economies are likely to remain weak for some time, and inflation is likely to remain relatively tame.This outlook suggests that longer-term bond yields have additional room to fall in some markets, including the United States, the United Kingdom and Europe. Therefore, we have positioned the fund for narrower yield differences along the market’s maturity range. In addition, to guard against credit deterioration, we have focused mainly on debt securities with seniority in the corporate capital structure.These strategies are designed to help the fund generate competitive levels of current income while managing risks and price volatility.

July 15, 2009

The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Credit default swaps and similar instruments involve greater risks than if the fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: Barclays Capital Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets.The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate
Indices.The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment-grade 144A securities. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

Expenses paid per $1,000†	$3.32
Ending value (after expenses)	$1,059.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

Expenses paid per $1,000†	$3.26
Ending value (after expenses)	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—95.0%		Rate (%)	Date	Amount ($)		Value ($)
Australia—1.0%
BHP Billiton Finance USA,
Gtd. Notes		5.50	4/1/14	220,000		236,250
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	190,000		191,360
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	100,000	[a]	152,973
						580,583
Belgium—1.0%
Anheuser-Busch InBev,
Sr. Unscd. Notes	GBP	9.75	7/30/24	110,000	[a]	224,475
Belgium Kingdom,
Bonds Ser. 44	EUR	5.00	3/28/34	210,000	[a]	311,818
						536,293
Brazil—2.7%
Brazilian Government,
Unsub. Bonds	BRL	12.50	1/5/16	2,675,000	[a,b]	1,511,051
Canada—4.1%
Barrick Gold,
Sr. Unscd. Notes		6.95	4/1/19	170,000		190,744
Canadian National Railway,
Notes		5.55	3/1/19	225,000		233,565
Encana,
Sr. Unscd. Notes		6.50	5/15/19	50,000		53,699
Husky Energy,
Sr. Unscd. Notes		7.25	12/15/19	80,000		87,568
Potash-Saskatchewan,
Sr. Unscd. Notes		5.25	5/15/14	110,000		113,640
Province of Ontario,
Notes	CAD	4.50	12/2/12	825,000	[a]	755,810
Rogers Wireless,
Sr. Unscd. Notes		7.50	3/15/15	45,000		49,008
Teck Resources,
Sr. Scd. Notes		10.25	5/15/16	60,000	[c]	62,927
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	370,000	[c]	398,363
Toronto-Dominion Bank,
Sr. Unscd. Notes	EUR	5.38	5/14/15	100,000	[a]	149,330
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	145,000		169,774
						2,264,428

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Colombia—.3%
Republic of Colombia,
Sr. Notes		7.38	3/18/19	135,000		144,787
Denmark—.4%
NYKREDIT,
Sub. Notes	EUR	4.90	9/22/49	255,000	[a,d]	248,622
France—3.2%
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	100,000	[a]	141,716
Carrefour SA,
Sr. Unscd. Notes	EUR	5.13	10/10/14	50,000	[a]	74,261
Danone Finance,
Gtd. Notes	EUR	6.38	2/4/14	100,000	[a]	155,819
France Telecom,
Sr. Unscd. Notes		5.38	7/8/19	170,000		171,558
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	75,000	[a]	116,428
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	205,000	[a]	314,661
Societe General,
Sr. Unscd. Notes	EUR	5.25	3/28/13	100,000	[a]	149,867
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	100,000	[a]	150,198
Veolia Environnement,
Sr. Unscd. Notes	EUR	4.88	5/28/13	65,000	[a]	94,926
Veolia Environnement,
Notes	EUR	6.75	4/24/19	150,000	[a]	227,579
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.13	11/25/33	130,000	[a]	166,297
						1,763,310
Germany—1.8%
Bundesrepublik Deutschland,
Bonds Ser. 5	EUR	4.00	1/4/37	125,000	[a]	168,814
Deutsche Bank,
Sr. Unscd. Notes	EUR	5.13	8/31/17	100,000	[a]	143,824
Eurohypo,
Bonds Ser. 2212	EUR	4.50	1/21/13	370,000	[a,c]	545,295
KFW,
Gtd. Notes		3.50	3/10/14	125,000		127,469
						985,402

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Greece—.9%
Hellenic Republic,
Sr. Unscd. Notes	EUR	4.30	7/20/17	365,000	[a]	506,037
Hong Kong—.2%
Hutchison Whampoa
International, Gtd. Notes		7.63	4/9/19	100,000	[c]	111,303
Hungary—1.3%
Hungary Government,
Bonds Ser. 17/B	HUF	6.75	2/24/17	130,000,000	[a]	557,828
Hungary Government,
Bonds Ser. 19/A	HUF	6.50	6/24/19	37,000,000	[a]	152,611
						710,439
Indonesia—.9%
Indonesia Government,
Bonds	IDR	11.50	9/15/19	5,000,000,000	[a]	505,833
Ireland—.4%
Principal Financial Global,
Sr. Scd. Notes	EUR	4.50	1/26/17	200,000	[a]	228,929
Italy—3.3%
Atlantia,
Gtd. Notes	EUR	1.72	6/9/11	300,000	[a,d]	408,326
Buoni Poliennali del Tesoro,
Bonds	EUR	4.50	8/1/18	250,000	[a]	359,746
Enel-Societa Per Azioni,
Notes	EUR	5.63	6/21/27	120,000	[a]	162,399
Finmeccanica,
Sr. Notes	EUR	4.88	3/24/25	80,000	[a]	91,887
Telecom Italia,
Sr. Unscd. Notes	EUR	5.25	3/17/55	400,000	[a]	382,292
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	135,000	[a]	215,986
Telecom Italia,
Sr. Unscd. Notes	GBP	5.63	12/29/15	150,000	[a]	229,374
						1,850,010
Japan—6.6%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	27,000,000	[a]	245,395
Japan Government,
Bonds Ser. 275	JPY	1.40	12/20/15	16,000,000	[a]	171,376

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Japan (continued)
Japan Government,
Bonds Ser. 288	JPY	1.70	9/20/17	55,000,000	[a]	597,051
Japan Government,
Bonds Ser. 11	JPY	1.70	6/20/33	156,000,000	[a]	1,472,393
Japan Government,
Bonds	JPY	1.00	6/10/16	130,000,000	[a]	1,197,354
						3,683,569
Luxembourg—.6%
Enel Finance International,
Gtd. Notes		5.70	1/15/13	100,000	[c]	104,589
Telecom Italia Capital,
Gtd. Notes		7.00	6/4/18	160,000		162,131
Telecom Italia Financial SA
Gtd. Notes	EUR	7.50	4/20/11	60,000	[a]	90,054
						356,774
Mexico—2.4%
Mexican Bonos,
Bonds Ser. M10	MXN	7.75	12/14/17	17,900,000	[a]	1,332,008
Netherlands—3.7%
Deutsche Telekom
International Financial,
Sr. Unscd. Notes	EUR	5.75	4/14/15	180,000	[a]	271,187
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000	[a]	147,454
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	130,000	[a]	193,699
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	100,000	[a]	148,810
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	110,000	[a]	157,568
Koninklijke KPN NV,
Sr. Unscd. Notes	EUR	4.75	1/17/17	75,000	[a]	104,830
Koninklijke KPN NV,
Sr. Unscd. Bonds	EUR	6.50	1/15/16	100,000	[a]	152,988
Koninklijke KPN NV,
Sr. Unscd. Notes		8.00	10/1/10	180,000		188,926
Netherlands Government,
Bonds	EUR	4.00	1/15/37	200,000	[a]	266,703

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Netherlands (continued)
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	100,000	[a]	141,879
RWE Finance,
Sr. Unscd. Notes	EUR	6.63	1/31/19	50,000	[a]	80,797
Shell International Finance,
Sr. Notes		6.38	12/15/38	135,000		147,556
Telefonica Europ BV,
Gtd. Notes	EUR	5.13	2/14/13	55,000	[a]	81,605
						2,084,002
Norway—1.0%
DNB Nor Bank,
Sub. Notes	EUR	1.47	5/30/17	100,000	[a,d]	113,893
Statoilhydro ASA,
Notes		5.25	4/15/19	145,000		149,507
Yara International ASA,
Notes		7.88	6/11/19	270,000	[c]	281,856
						545,256
Peru—.3%
Republic of Peru,
Sr. Unscd. Notes		7.13	3/30/19	150,000		160,875
Qatar—.3%
State of Qatar,
Sr. Notes		5.15	4/9/14	150,000	[c]	150,938
Russia—.9%
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	504,000	[d]	501,228
South Africa—.4%
Republic of South Africa,
Bonds		6.88	5/27/19	205,000		211,663
South Korea—.3%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000	[a]	153,975
Spain—2.1%
Bonos Y Oblig Del Estado,
Sr. Bond	EUR	4.10	7/30/18	670,000	[a]	953,713
Santander International,
Gtd. Notes	EUR	5.63	2/14/12	100,000	[a]	148,217

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Spain (continued)
Telefonica Emisiones,
Gtd. Notes	EUR	5.50	4/1/16	50,000	[a]	74,216
						1,176,146
Sweden—.6%
Svenska Handelsbanken,
Sub. Notes	EUR	4.19	12/16/49	320,000	[a,d]	325,463
Switzerland—1.3%
Credit Suisse,
Sr. Unscd. Notes	EUR	6.13	5/16/14	105,000	[a]	159,783
Credit Suisse Capital,
Bank Gtd. Notes	EUR	6.91	11/7/49	200,000	[a,d]	232,875
Credit Suisse Capital,
Bank Gtd. Notes	EUR	7.97	12/29/49	125,000	[a,d]	156,173
Credit Suisse New York,
Sr. Notes		5.50	5/1/14	190,000		197,607
						746,438
United Kingdom—7.6%
Barclays Bank,
Sr. Unscd. Notes		6.75	5/22/19	250,000		248,384
Barclays Bank.
Sr. Unscd. Notes	EUR	6.00	1/23/18	110,000	[a]	149,358
BAT Internaltional
Finance PLC,
Gtd. Notes	EUR	5.38	6/29/17	110,000	[a]	157,334
BAT International
Finance PLC,
Gtd. Notes	GBP	6.38	12/12/19	160,000	[a]	273,004
Diageo Capital,
Gtd. Notes		7.38	1/15/14	135,000		152,895
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	100,000	[a]	148,222
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000		77,163
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	110,000	[a]	147,902
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000	[a]	173,701
SABMiller,
Gtd. Notes		1.51	7/1/09	75,000	[c,d]	75,000

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United Kingdom (continued)
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	160,000	[a]	252,847
United Kingdom Gilt,
Bonds	GBP	4.00	9/7/16	525,000	[a]	911,207
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	45,000	[a]	73,048
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	330,000	[a]	529,079
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	140,000	[a]	245,338
United Kingdom Gilt,
Bonds	GBP	8.00	9/27/13	190,000	[a]	376,234
Vodafone Group,
Sr. Unscd. Notes	GBP	8.13	11/26/18	140,000	[a]	273,484
						4,264,200
United States—45.4%
Abbott Laboratories,
Sr. Unscd. Notes		5.13	4/1/19	65,000		67,054
Abbott Laboratories,
Sr. Unscd. Notes		6.00	4/1/39	45,000		47,686
Advanta Business Card
Master Trust,
Ser. 2005-A2, Cl. A2		0.45	5/20/13	192,593	[d]	169,001
AES,
Sr. Unscd. Notes		7.75	10/15/15	165,000		154,275
American Express,
Sr. Unscd. Notes		7.25	5/20/14	260,000		269,227
Anadarko Petroleum,
Sr. Unscd. Notes		8.70	3/15/19	140,000		157,094
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000	[c]	240,152
Aramark,
Gtd. Notes		8.50	2/1/15	275,000	[b]	268,125
AT&T,
Notes		5.80	2/15/19	250,000		254,291
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	100,000	[a]	151,675
AT&T,
Sr. Unscd. Notes		6.40	5/15/38	120,000		117,850

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	180,000		179,758
Baker Hughes,
Sr. Unscd. Notes		7.50	11/15/18	135,000		158,367
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	225,000	[d]	219,345
Bank of America,
Sr. Notes		7.38	5/15/14	195,000		201,642
Bank of America,
Sub. Notes	EUR	4.00	3/28/18	200,000	[a,d]	199,254
Baxter International,
Sr. Unscd. Notes		4.00	3/1/14	135,000	[b]	136,509
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	80,000	[d]	66,655
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/17	25,000	[d]	20,697
Boeing,
Sr. Unscd. Notes		5.00	3/15/14	145,000		152,819
Burlington North Santa Fe,
Sr. Unscd. Notes		7.00	2/1/14	145,000		155,274
California,
Bonds		7.55	4/1/39	120,000		109,368
Capital One Bank USA,
Sub. Notes		8.80	7/15/19	250,000		255,829
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000	[a]	285,180
Caterpillar,
Notes		7.90	12/15/18	150,000	[b]	173,297
CC Holdings GS V,
Sr. Scd. Notes		7.75	5/1/17	255,000	[c]	249,900
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	220,000		211,750
Cisco Systems,
Sr. Unscd. Notes		4.95	2/15/19	155,000		155,286
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	255,000		223,404
Citigroup Commercial
Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	6/10/17	65,000	[d]	51,572

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Coca-Cola Enterprises,
Notes	7.38	3/3/14	190,000		217,558
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	70,000		71,449
ConocoPhillips,
Notes	5.75	2/1/19	155,000		163,208
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	115,000		125,402
Consumers Energy,
First Mortgage Bonds Ser. B	5.38	4/15/13	140,000		143,793
Delhaize Group,
Sr. Unscd. Notes	6.50	6/15/17	75,000		76,706
Dow Chemical,
Notes	8.55	5/15/19	265,000		265,909
E.I. Du Pont de Nemours,
Sr. Unscd. Notes	5.88	1/15/14	215,000		233,058
Echostar DBS,
Gtd. Notes	7.75	5/31/15	165,000		157,987
Echostar DBS,
Gtd. Notes	7.13	2/1/16	105,000		98,437
Energy Transfer Partners,
Sr. Unscd. Notes	8.50	4/15/14	175,000		196,484
Entergy Gulf State Louisiana,
Sr. Scd. Notes	6.00	5/1/18	125,000		123,297
Enterprise Products Operating,
Gtd. Notes	4.60	8/1/12	130,000		130,982
EQT,
Notes	8.13	6/1/19	135,000		144,748
Federal National
Mortgage Association	4.50	7/13/39	1,330,000	[e,f]	1,327,506
Federal National
Mortgage Association	5.00	7/1/33	630,000	[e,f]	641,517
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	285,000		226,226
GMAC Commercial
Mortgage Securities,
Ser. 2002-C2, Cl. A2	5.39	10/15/38	166,666		168,454
GMAC Commercial
Mortgage Securities,
Ser. 2003-C3, Cl. A2	4.22	4/10/40	88,942		88,560

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
United States (continued)
Goldman Sachs Group,
Sr. Notes	6.00	5/1/14	135,000	141,041
Goldman Sachs Group,
Sr. Notes	7.50	2/15/19	220,000	235,976
Goldman Sachs Mortgage
Securities Corporation II,
Ser. 2007-EOP, Cl. L	1.71	3/20/20	140,000 [c,d]	85,400
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	150,000	152,250
Government National
Mortgage Association,
Ser. 2004-23, Cl. B	2.95	3/16/19	67,171	67,318
Government National
Mortgage Association,
Ser. 2006-19, Cl. A	3.39	6/16/30	199,730	202,172
Government National
Mortgage Association,
Ser. 2006-15, Cl. A	3.73	3/16/27	280,730	285,597
Government National
Mortgage Association,
Ser. 2006-39, Cl. A	3.77	6/16/25	282,998	288,294
Government National
Mortgage Association,
Ser. 2006-68, Cl. A	3.89	7/16/26	214,767	219,137
Government National
Mortgage Association,
Ser. 2006-67, Cl. A	3.95	10/6/11	436,491	446,149
Government National
Mortgage Association,
Ser. 2005-76, Cl. A	3.96	5/16/30	261,612	267,600
Government National
Mortgage Association,
Ser. 2005-79, Cl. A	4.00	10/16/33	193,124	196,757
Government National
Mortgage Association,
Ser. 2006-9, Cl. A	4.20	8/16/26	457,954	467,396
Government National
Mortgage Association,
Ser. 2006-5, Cl. A	4.24	7/16/29	214,347	219,940

16

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Government National
Mortgage Association,
Ser. 2007-34, Cl. A		4.27	11/16/26	164,226		167,918
Hewlett-Packard,
Sr. Unscd. Notes		4.75	6/2/14	135,000		141,086
Honeywell International,
Sr. Unscd. Notes		5.00	2/15/19	135,000		138,149
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	3/24/49	370,000	[a,d]	337,388
IBM,
Notes	EUR	6.63	1/30/14	350,000	[a]	549,242
Impac Secured Assets
CMN Owner Trust,
Ser. 2006-2, 2A1		0.66	8/25/36	287,609	[d]	160,018
International Business Machine,
Notes		8.00	10/15/38	100,000		129,857
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	60,000	[c]	57,600
JPMorgan Chase,
Sr. Unscd. Notes		4.75	5/1/13	225,000		228,052
JPMorgan Chase,
Sr. Unscd. Notes	EUR	5.25	5/8/13	150,000	[a]	218,127
JPMorgan Chase & Co.,
Notes		6.30	4/23/19	400,000		403,059
Kentucky Power,
Sr. Notes		6.00	9/15/17	210,000	[c]	211,381
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	265,000		272,138
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	150,000	[a]	225,513
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	115,000		122,038
Lamar Media,
Gtd. Notes		6.63	8/15/15	270,000	[b]	237,600
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. A3		5.87	9/15/45	180,000	[d]	138,193
Marathon Oil,
Sr. Unscd. Notes		7.50	2/15/19	100,000		109,334

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	8/12/10	200,000		196,623
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2006-2, Cl. A4	5.91	6/12/46	155,000	[d]	127,802
Metropolitan Life Global Funding I,
Notes	5.13	6/10/14	535,000	[c]	531,408
Metropolitan Life Global Funding I,
Sr. Scd. Notes	5.13	4/10/13	100,000	[c]	101,794
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	305,000		316,825
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1	5.26	12/15/43	91,474		92,362
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/17	35,000	[d]	29,459
Mosaic,
Sr. Unscd. Notes	7.38	12/1/14	130,000	[c]	134,048
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	25,000		22,844
News America,
Gtd. Notes	6.15	3/1/37	210,000		178,646
News America,
Gtd. Notes	6.90	3/1/19	155,000	[c]	161,798
NiSource Finance,
Gtd. Notes	6.40	3/15/18	120,000		110,277
Nordic Telephone Holdings,
Sr. Scd. Bonds	8.88	5/1/16	90,000	[c]	87,300
Norfolk Southern,
Notes	5.75	1/15/16	135,000	[c]	140,018
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	40,000		40,968
NRG Energy,
Gtd. Notes	7.38	1/15/17	290,000		274,050
Occidental Petroleum,
Sr. Notes	7.00	11/1/13	125,000		143,245

18

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Pacific Gas & Electric,
Sr. Unscd. Notes		8.25	10/15/18	90,000		110,015
Peabody Energy,
Gtd. Notes Ser. B		6.88	3/15/13	95,000		94,525
Pepsico,
Sr. Unscd. Notes		7.90	11/1/18	125,000		152,337
PFIZER,
Sr. Unscd. Notes		5.35	3/15/15	215,000		231,323
Philip Morris International,
Sr. Unscd Notes		5.65	5/16/18	125,000		131,253
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	135,000		152,478
Plains All American Pipeline,
Sr. Unscd. Notes		8.75	5/1/19	65,000		73,883
PNC Funding,
Gtd. Notes		5.40	6/10/14	160,000		161,822
Potomac Electric Power,
Sr. Scd. Bonds		6.50	11/15/37	150,000		157,239
PSEG Power,
Gtd. Notes		7.75	4/15/11	90,000		96,366
Qwest,
Sr. Notes		7.63	6/15/15	145,000		137,025
Reed Elsevier Capital,
Gtd. Notes		4.63	6/15/12	320,000		309,528
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	110,000		125,188
Schering-Plough,
Sr. Unscd. Notes	EUR	5.00	10/1/10	50,000	[a]	72,365
Schering-Pough,
Sr. Unscd. Notes	EUR	5.38	10/1/14	140,000	[a]	206,246
Simon Property Group,
Sr. Unscd. Notes		6.75	5/15/14	265,000	[b]	266,545
Sovereign Bancorp,
Sr. Unscd. Notes		1.46	3/23/10	75,000	[d]	69,227

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Sprint Capital,
Gtd. Notes	6.88	11/15/28	60,000		42,900
Staples,
Sr. Unscd. Notes	9.75	1/15/14	70,000		78,257
SUPERVALU,
Sr. Unscd. Notes	8.00	5/1/16	150,000		146,250
Terex,
Gtd. Notes	7.38	1/15/14	250,000		230,000
Time Warner,
Gtd. Notes	1.15	11/13/09	55,000	[d]	54,874
Time Warner Cable,
Gtd. Debs	6.75	6/15/39	280,000		273,381
Time Warner Cable,
Gtd. Notes	8.75	2/14/19	140,000		163,366
U.S. Treasury,
Bonds	5.25	2/15/29	235,000		264,375
Unilever Capital,
Gtd. Notes	3.65	2/15/14	145,000		147,691
Union Pacific,
Sr. Unscd. Notes	7.88	1/15/19	125,000		143,331
United Parcel Service,
Sr. Unscd. Notes	3.88	4/1/14	110,000		113,552
Verizon Communications,
Bonds	6.90	4/15/38	45,000		47,094
Verizon Communications,
Sr. Unscd. Notes	6.10	4/15/18	245,000		251,736
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	115,000		125,708
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	250,000	[c]	265,675

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Virginia Electric & Power,
Sr. Notes	8.88	11/15/38	165,000		221,836
Wachovia,
Sr. Unscd. Notes	4.38	6/1/10	90,000		92,194
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2005-C16, Cl. A2	4.38	10/15/41	207,942		207,228
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2007-C34, Cl. A3	5.68	7/15/17	160,000		130,355
Walgreen,
Notes	5.25	1/15/19	110,000		114,644
Waste Management,
Gtd. Notes	7.38	3/11/19	50,000		53,675
Wells Fargo,
Sr. Unscd. Notes	4.38	1/31/13	225,000		227,123
					25,457,414
Total Bonds and Notes
(cost $50,894,719)					53,096,976

Short-Term Investments—5.1%
U.S. Treasury Bills
0.16%, 7/16/09
(cost $2,874,810)			2,875,000	[b,g]	2,874,885

Other Investment—1.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $898,388)			898,388	[h]	898,388

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—8.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,510,835)	4,510,835 [h]	4,510,835
Total Investments (cost $59,178,752)	109.8%	61,381,084
Liabilities, Less Cash and Receivables	(9.8%)	(5,486,846)
Net Assets	100.0%	55,894,238

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
HUF—Hungary Forint
IDR—Indonesian Rupiah
JPY—JapaneseYen
MXN—Mexican New Peso
b All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund’s securities on loan is $4,482,778 and the total market value of the collateral held by the fund is $4,510,835.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $3,996,745 or 7.2% of net assets.
d Variable rate security—interest rate subject to periodic change.
e Purchased on a forward commitment basis.
f On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
g Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	62.2	U.S. Government Agencies/
Foreign/Governmental	24.0	Mortgage-Backed	8.8
Short-Term/
Money Market Investments	14.8		109.8

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 6/30/2009 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	46	(5,277,063)	September 2009	9,234
U.S. Treasury 10 Year Notes	42	(4,883,156)	September 2009	(15,086)
U.S. Treasury Long Bond	8	(946,875)	September 2009	(17,436)
Financial Futures Long
10 Year Long Glit	4	777,059	September 2009	2,794
EURO—Bobl	5	809,800	September 2009	(918)
EURO—Bund	18	3,057,447	September 2009	39,369
EURO—Schatz	4	605,474	September 2009	(212)
U.S. Treasury 2 Year Notes	9	1,945,969	September 2009	(2,266)
Gross Unrealized Appreciation				51,397
Gross Unrealized Depreciation				(35,918)

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,482,778)—Note 1(c):
Unaffiliated issuers	53,769,529	55,971,861
Affiliated issuers	5,409,223	5,409,223
Cash		50,000
Cash denominated in foreign currencies	230,529	234,521
Dividends and interest receivable		834,802
Unrealized appreciation on swap contracts—Note 4		309,745
Receivable for investment securities sold		271,119
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		108,986
Receivable for shares of Beneficial Interest subscribed		97,118
Receivable for futures variation margin—Note 4		10,347
Other receivable		658
Prepaid expenses		10,365
		63,308,745
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		10,036
Liability for securities on loan—Note 1(c)		4,510,835
Payable for investment securities purchased		2,580,736
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		108,202
Payable for shares of Beneficial Interest redeemed		102,760
Unrealized depreciation on swap contracts—Note 4		55,184
Accrued expenses		46,754
		7,414,507
Net Assets ($)		55,894,238
Composition of Net Assets ($):
Paid-in capital		58,041,807
Accumulated undistributed investment income—net		1,222,852
Accumulated net realized gain (loss) on investments		(5,870,636)
Accumulated net unrealized appreciation (depreciation) on investments, swap transactions and foreign currency transactions (including
$15,479 net unrealized appreciation on financial futures)		2,500,215
Net Assets ($)		55,894,238
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		2,912,066
Net Asset Value, offering and redemption price per share ($)		19.19

See notes to financial statements.

24

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	1,194,946
Income from securities lending	4,769
Dividends:
Affiliated issuers	999
Total Income	1,200,714
Expenses:
Investment advisory fee—Note 3(a)	93,624
Auditing fees	56,682
Accounting and administration fee—Note 3(a)	30,000
Custodian fees—Note 3(b)	23,869
Legal fees	16,627
Registration fees	13,289
Shareholder servicing costs—Note 3(b)	8,017
Trustees’ fees and expenses—Note 3(c)	6,741
Prospectus and shareholders’ reports	5,902
Loan commitment fees—Note 2	244
Miscellaneous	29,941
Total Expenses	284,936
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(132,455)
Less—reduction in fees due to earnings credits—Note 1(c)	(342)
Net Expenses	152,139
Investment Income—Net	1,048,575
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(826,641)
Net realized gain (loss) on financial futures	162,670
Net realized gain (loss) on swap transactions	176,417
Net realized gain (loss) on forward foreign currency exchange contracts	(955,114)
Net Realized Gain (Loss)	(1,442,668)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, financial futures and swap transactions [including $320,541 net unrealized appreciation on financial futures, ($254,268) net unrealized depreciation on swap transactions and $183,484 net unrealized appreciation
on forward foreign currency exchange contracts]	3,311,162
Net Realized and Unrealized Gain (Loss) on Investments	1,868,494
Net Increase in Net Assets Resulting from Operations	2,917,069

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	1,048,575	1,897,177
Net realized gain (loss) on investments	(1,442,668)	2,891,008
Net unrealized appreciation
(depreciation) on investments	3,311,162	(1,768,884)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,917,069	3,019,301
Dividends to Shareholders from ($):
Investment income—net	(969,806)	(3,514,522)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	11,379,762	1,999,500
Dividends reinvested	841,557	3,006,638
Cost of shares redeemed	(1,683,314)	(1,934,700)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	10,538,005	3,071,438
Total Increase (Decrease) in Net Assets	12,485,268	2,576,217
Net Assets ($):
Beginning of Period	43,408,970	40,832,753
End of Period	55,894,238	43,408,970
Undistributed investment income—net	1,222,852	1,144,083
Capital Share Transactions (Shares):
Shares sold	612,998	104,148
Shares issued for dividends reinvested	46,341	161,964
Shares redeemed	(90,310)	(102,881)
Net Increase (Decrease) in Shares Outstanding	569,029	163,231

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	18.53	18.73	18.60	18.28	19.64	20.67
Investment Operations:
Investment income—net[a]	.41	.86	.85	.70	.75	.83
Net realized and unrealized
gain (loss) on investments	.67	.53	(.06)[b]	.22	(.04)	.20
Total from Investment Operations	1.08	1.39	.79	.92	.71	1.03
Distributions:
Dividends from
investment income—net	(.42)	(1.59)	(.66)	(.60)	(2.07)	(2.06)
Net asset value, end of period	19.19	18.53	18.73	18.60	18.28	19.64
Total Return (%)	5.93[c]	7.50	4.30	5.09	3.64	4.98
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.22[d]	1.02	.91	.81	.77	.68
Ratio of net expenses
to average net assets	.65[d]	.65	.65[e]	.65[e]	.65[e]	.65[e]
Ratio of net investment income
to average net assets	4.48[d]	4.52	4.54	3.79	3.75	3.86
Portfolio Turnover Rate[f]	86.01[c]	190	274[g]	152[g]	181[g]	166[g]
Net Assets, end of period
($ x 1,000)	55,894	43,409	40,833	41,660	70,168	72,241

a Based on average shares outstanding at each month end.
b Amounts include litigation proceeds received by the fund of $.01 for the year ended December 31, 2007.
c Not annualized.
d Annualized.
e Includes the fund’s share of the The Standish Mellon Global Fixed Income Portfolio’s (the Portfolio) allocated expenses.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2009, December
31, 2008, 2007, 2006, 2005 and 2004 were 65.71%, 116%, 128%, 122%, 167% and 130%, respectively.
g On October 25, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the
Portfolio and received the Portfolio’s securties and cash in exchange for its interests in the Portfolio. Effective
October 26, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for the year. The amounts shown for 2004-2006 are ratios for the Portfolio.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering fourteen series, including the fund, as of June 30, 2009.The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment advisor. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

28

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. Forward contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	169,001	—	169,001
Commercial
Mortgage-Backed	—	1,563,378	—	1,563,378
Corporate Bonds	—	31,570,768	—	31,570,768
Foreign Government	—	14,622,785	—	14,622,785
Mutual Funds	5,409,223	—	—	5,409,223
Municipal Bonds	—	109,368	—	109,368
U.S. Government
Agencies/
Mortgage-Backed	—	4,797,301	—	4,797,301
U.S. Treasury Securities	—	3,139,260	—	3,139,260
Other Financial
Instruments†	51,397	418,731		470,128
Liabilities ($)
Other Financial
Instruments†	(35,918)	(163,386)		(199,304)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

30

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Private Equities ($)
Balance as of 12/31/2008	146,140
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(146,140)
Transfers in and/or out of Level 3	—
Balance as of 6/30/2009	—

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital,and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009, The Bank of New York Mellon earned $2,568 from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements

32

of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $4,230,252 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $408,689 of the carryover expires in fiscal 2009, $3,621,061 expires in fiscal 2010 and $200,502 expires in fiscal 2014. It’s uncertain whether the fund will be able to realize the benefits of the remaining capital loss carryovers before they expire and the remaining capital loss carryovers could be subject to future limitations imposed by the internal revenue code related to share ownership activity.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $3,514,522. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

TheTrust entered into two separate agreements withThe Bank of New York Mellon, an affiliate of the Manager, that enable the fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million under an uncommitted line of credit. In connection therewith, the fund has agreed to pay administrative and facility fees on its pro rata portion of the lines of credit. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2009, the fund did not borrow under the line of credit.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement (“Agreement”) with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from January 1, 2009 through June 30, 2009, to reduce the investment advisory fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, not to exceed an annual rate of .65% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $132,455 during the year ended June 30, 2009.

The Trust entered into an agreement with The Bank of New York Mellon, pursuant to which The Bank of New York Mellon provides administration and fund accounting services for the fund. For these services the fund pays The Bank of NewYork Mellon a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the fund was charged $30,000 for the period ended June 30, 2009 for administration and fund accounting services.

34

(b) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $5,372 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $342 pursuant to the cash management agreements. These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $23,869 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $18,089, custodian fees $26,382, shareholder services plan fees $180, chief compliance officer fees $1,670 and transfer agency per account fees $3,704, which are offset against an expense reimbursement currently in effect in the amount of $39,989.

(c) Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds, (collectively, the “Dreyfus/Laurel Funds”) and the Trust attended, $2,000 for separate in-person committee meetings attended which are not

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting. In the event that there is an in person joint committee meeting of the Dreyfus/Laurel Funds, the Trust and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds, the Trust and Dreyfus HighYield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward contracts and swap transactions, during the period ended June 30, 2009, amounted to $48,822,649 and $39,223,407, respectively, of which $9,226,000 in purchases and $9,255,455 in sales were from mortgage dollar roll transactions.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

36

Fair value of derivative instruments as of June 30, 2009:

	Statement of		Statement of
	Assets and		Assets and
	Liabilities	Derivative	Liabilities	Derivative
Derivatives	Location	Assets ($)	Location	Liabilities ($)
Interest rate	Receivables, Net	361,142	Payables,	(91,102)
contracts†	Assets—Unrealized		Net Assets—
	appreciation		Unrealized
			depreciation
Foreign exchange	Receivables	108,986	Payables	(108,202)
contracts
Gross fair value		470,128		(199,304)
of derivatives
contracts

†	Includes cumulative appreciation/depreciation of futures contracts as reported on the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2009 is shown below:

	Amount of realized gain or (loss) on derivatives ($)
			Foreign
			Exchange
Derivatives	Options	Futures	Contracts	Swaps	Total
Interest rate contracts	—	162,670	—	180,371	343,041
Foreign exchange contracts —		—	(955,114)	—	(955,114)
Credit contracts	—	—	—	(3,954)	(3,954)
Total	—	162,670	(955,114)	176,417	(616,027)

Change in unrealized appreciation or (depreciation) on derivatives ($)
			Foreign
			Exchange
Derivatives	Options	Futures	Contracts	Swaps	Total
Interest rate contracts	—	320,541	—	(242,127)	78,414
Foreign exchange contracts —		—	183,484	—	183,484
Credit contracts	—	—	—	(12,141)	(12,141)
Total	—	320,541	183,484	(254,268)	249,757

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2009, the average notional value of interest rate contracts was $28,017,364, which represented 59.4% of average net assets.The average notional value of foreign exchange contracts was $21,792,941, which represented 46.2% of average net assets. The average notional value of credit contracts was $414,286, which represented .88% of average net assets.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at June 30, 2009 are set forth in the Statement of Financial Futures.

38

Forward Foreign Currency Exchange Contracts:The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increases between the date the forward contracts are opened and the date the forward contracts are closed.The fund realizes a gain if the value of the contracts decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decreases between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2009:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases:
Argentine Peso,
expiring 7/31/2009	2,100,000	543,338	543,774	436
Brazilian Real,
expiring 7/31/2009	1,070,000	544,280	542,743	(1,537)
British Pounds,
expiring 7/1/2009	4,126	6,825	6,788	(37)
Colombia Peso,
expiring
7/31/2009	1,204,100,000	556,166	558,611	2,445
Russian Ruble,
expiring, 7/31/2009	17,170,000	546,328	546,381	53
South Korean Won,
expiring 7/24/2009	695,500,000	545,918	546,762	844
Thai Bhat,
expiring 7/31/2009	18,570,000	545,198	544,718	(480)

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales:
Brazilian Real,
expiring 7/24/2009	1,810,000	898,888	919,388	(20,500)
British Pounds,
expiring 7/24/2009	1,850,000	3,042,417	3,043,577	(1,160)
Canadian Dollar,
expiring 7/24/2009	270,000	234,593	232,155	2,438
Chilean Peso,
expiring 7/24/2009	288,000,000	539,326	540,801	(1,475)
Euro,
expiring 7/24/2009	8,423,000	11,867,922	11,816,656	51,266
Euro,
expiring 7/24/2009	120,000	167,050	168,349	(1,299)
Hungary Forint,
expiring 7/24/2009	138,190,000	678,733	708,268	(29,535)
Japanese Yen,
expiring 7/24/2009	73,770,000	777,164	765,983	11,181
Japanese Yen,
expiring 7/24/2009	69,670,000	732,780	723,411	9,369
Japanese Yen,
expiring 7/24/2009	119,090,000	1,253,592	1,236,559	17,033
Japanese Yen,
expiring 7/24/2009	95,770,000	1,008,339	994,418	13,921
Mexican New Peso,
expiring 7/24/2009	18,070,000	1,348,729	1,367,150	(18,421)
New Zealand Dollar,
expiring 7/24/2009	460,000	294,258	296,371	(2,113)
South African Rand,
expiring 7/24/2009	4,140,000	502,427	534,072	(31,645)
Gross Unrealized
Appreciation				108,986
Gross Unrealized
Depreciation				(108,202)

Swaps: The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity

40

(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward started interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from counter-party over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at June 30, 2009.

					Unrealized
Notional	Reference		(Pay)/Receive Expiration		Appreciation
Amount	Entity/Currency	Counterparty	Fixed Rate (%) Date (Depreciation) ($)

1,570,000	USD—3 Month
	Libor	JP Morgan	3.29	11/24/2018	(49,432)
360,000	GBP—6 Month
	Libor	JP Morgan	6.30	6/18/2011	46,761
219,000,000	JPY—6 Month
	Yenibor	JP Morgan	1.36	1/19/2012	43,096
2,850,000	NZD—3 Month
	Libor Morgan Stanley		7.88	5/18/2010	89,736
500,000	NZD—3 Month
	Libor	JP Morgan	8.05	6/21/2012	32,343
1,225,000	NZD—6 Month
	Libor	Barclays	7.58	5/1/2013	80,875
1,270,000	NZD—6 Month
	Libor	JP Morgan	5.54	11/24/2013	16,934
4,390,000	NZD—6 Month
	Libor	Citibank	5.06	4/8/2014	(5,752)
Gross Unrealized
Appreciation					309,745
Gross Unrealized
Depreciation					(55,184)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its

42

exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum pay-outs for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.At June 30, 2009, the fund held no open credit default swaps.

At June 30, 2009, accumulated net unrealized appreciation on investments was $2,202,332, consisting of $2,989,385 gross unrealized appreciation and $787,053 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm, was the independent registered public accounting firm for the fund for the fiscal year ended December 31, 2008. At the meetings held on February 9-10, 2009, the Audit Committee and the Board of Trustees of the Trust engaged KPMG LLP to replace PWC as the independent registered public accounting firm for the Trust.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the funds’ past two fiscal years and any subsequent interim period: (i) no report on the funds’ financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

NOTE 6—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

At the meetings held on July 22-23, 2009, the Board of Trustees of the Trust approved a proposal to redesignate the fund’s existing shares as Class I shares, effective on or about September 1, 2009.The description of the eligibility requirements of the fund’s shares will remain the same.

44

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on February 9 and 10, 2009, the Board considered the re-approval of the fund’s Investment Advisory Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and certain administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Representatives of the Manager reminded the Board members that the Manager became the investment adviser of the fund, effective December 1, 2008, and that there were no changes to the portfolio management of the fund as a result of the appointment of the Manager as the fund’s investment adviser.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive compliance infrastructure. The Board also considered the Manager’s brokerage policies and practices, and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional global income funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional global income funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one-, two-, three-, four-, five- and ten-year periods ended December 31, 2008. The Board members also noted that the fund’s yield performance was variously above, at and below the Performance Group and Performance Universe medians for the past ten one-year periods ended December 31st (1999-2008).The Manager also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. A representative of the Manager informed the Board members that the Manager is currently limiting the fund’s total expense ratio (excluding taxes, brokerage

46

fees, interest on borrowings, commitment fees and other extraordinary expenses) to 0.65% of the fund’s average daily net assets and that such limitation is voluntary and may be terminated at any time.The Board noted that the fund’s contractual management fee was below the Expense Group median and that, because of the expense limitation, the fund did not pay a management fee for the fiscal year ended December 31, 2008.The Board members also were informed that the Lipper data presenting the fund’s “actual management fees” included fees paid by the fund, as calculated by Lipper, for administrative services provided by The Bank of New York Mellon, the Trust’s administrator. Such reporting was necessary, according to Lipper, to allow the Board to compare the fund’s advisory fees to those peers that include administrative fees within a blended advisory fee.The Board noted that the fund’s actual management fee (which was zero) and the fund’s expense ratio were each below the respective Expense Group and Expense Universe medians.

A representative of the Manager noted that there were no mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund and there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager’s representatives reviewed the costs associated with distribution through intermediaries.

Analysis of Profitability and Economies of Scale. A representative of the Manager reminded the Board members that The Bank of New York Mellon Corporation, the parent company of the Manager, paid all of the expenses associated with the Manager becoming the fund’s investment adviser and the proxy campaign with respect to the Board members becoming the Trust’s Board members. Because the Manager only became the fund’s investment adviser effective December 1, 2008, the Manager’s representatives were not able to provide a dollar amount of expenses allocated and profit received by the Manager, but

The Fund 47

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

a representative of the Manager did review the method to be used to determine such expenses and profit in the future.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio. The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets, noting the decrease in the fund’s recent asset levels.The Board members discussed the renewal requirements for advisory agreements and their ability to review the management fee annually.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s relative performance.
  The Board concluded, taking into account the voluntary waiver of a portion of expenses by the Manager, that the fee paid by the fund to the Manager was reasonable in light of the services to be provided, comparative performance, expense and advisory fee information and potential profits to be realized and benefits to be derived by the Manager from its relationship with the fund.

48

  The Board determined that because the Manager had become the investment adviser of the fund effective December 1,2008,economies of scale were not a factor at this time, but, to the extent that material economies of scale are not shared with the fund in the future, the Board would seek to do so in connection with future renewals.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2010.

The Fund 49

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Options Written
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
49	Information About the Review and Approval of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish Fixed Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present to you this semiannual report for Dreyfus/Standish Fixed Income Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows early in the year, higher-yielding segments of the bond market staged an impressive rally, while U.S.Treasury securities gave back some of their 2008 gains. While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the corporate bond market’s 2009 rebound. Indeed, the market’s advance was fueled more by investors’ renewed appetites for risk than improving business fundamentals. We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by David R. Bowser, CFA, and Peter Vaream, Co-Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus/Standish Fixed Income Fund achieved a total return of 7.72%.1 In comparison, the Barclays Capital U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.90% for the same period.2

The U.S. bond market remained volatile due to the lingering effects of the global financial crisis and recession, but continued declines among higher-yielding bonds early in the reporting period were offset by a springtime rally as investors grew more comfortable with credit risk. The fund produced a significantly higher return than its benchmark, primarily as a result of an underweighted position in U.S. Treasury securities and overweight exposure to corporate bonds and mortgage-backed securities.

The Fund’s Investment Approach

The fund seeks to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily seeks capital appreciation. To achieve this, the fund invests, under normal circumstances, at least 80% of net assets in fixed-income securities issued by U.S. and foreign governments and companies.

The fund invests primarily in investment-grade securities, but may invest up to 15% of assets in below investment-grade securities, sometimes referred to as junk bonds. The fund will not invest in securities rated lower than B at the time of purchase. In this instance, we will attempt to select fixed-income securities that have the potential to be upgraded.

Sustained Market Rally Offset Earlier Weakness

The reporting period began amid a global banking crisis that had been exacerbated in 2008 by forced deleveraging among institutional

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

investors, resulting in steep declines for higher yielding bonds, including mortgage-backed securities, asset-backed securities, corporate bonds and emerging-market securities. In contrast, U.S. Treasury securities had rallied strongly amid a “flight to quality,” causing their yields to fall to unprecedented low levels. Meanwhile, slumping housing markets, rising unemployment and deteriorating consumer confidence led to the longest and deepest recession since the 1930s.

The Federal Reserve Board (the “Fed”) and the U.S. government responded aggressively to the economic and financial crises. Government officials rescued a number of struggling corporations deemed “too big to fail” in 2008, and Congress followed up with the $787 billion American Recovery and Reinvestment Act of 2009. The Fed injected massive amounts of liquidity into the banking system and purchased mortgage-and asset-backed debt through unprecedented programs such as theTerm Asset-Backed Securities Loan Facility (TALF). In addition, just weeks before the start of the reporting period, the Fed completed a series of dramatic interest-rate reductions by cutting its target for the overnight federal funds rate to an all-time low of 0% to 0.25%.

As it became clearer in March 2009 that these remedial measures had helped to avert a collapse of the U.S. banking system, investor sentiment began to improve. Fixed-income investors began to look forward to better credit-market conditions, and they became more tolerant of risks they previously had avoided. Investors capitalized on attractive valuations among higher yielding bonds, sparking impressive springtime rallies. Conversely, U.S.Treasury securities gave back some of their earlier gains.

Sector Allocation Strategy Proved Effective

The fund began the reporting period with underweighted exposure to U.S.Treasury securities, which offered historically low yields. Conversely, the fund started 2009 with overweighted positions in higher yielding market sectors that had been punished during the downturn, including investment-grade corporate bonds and higher-quality mortgage-backed securities.We also had established relatively modest positions in high yield corporate bonds, commercial mortgage-backed securities and international bonds, which are not represented in the fund’s benchmark.

This positioning fared well during the market rally, when yield differences between U.S. Treasury securities and other market sectors narrowed from historically wide levels. Although the fund’s corporate bond investments were broadly diversified across industry groups with an emphasis on traditionally defensive areas, such as utilities, the fund received particularly strong results from securities issued by companies in the financials sector. The fund’s investments in mortgage-backed securities primarily focused on lower-coupon bonds issued by U.S. government agencies, which generally held up better than non-agency mortgages under volatile market conditions.

On the other hand, we had established a relatively long average duration to guard against the potential effects of unexpected economic weakness on longer-term interest rates, and that position detracted modestly from the fund’s relative performance over the reporting period.

Balancing Opportunity with Risk Controls

As of the reporting period’s end, we have maintained a relatively constructive approach to our sector allocation strategy, as we believe that higher-yielding bonds have room for further gains as yield differences continue to moderate along the credit spectrum. In our judgment, this strategy positions the fund to participate in the stronger segments of the fixed-income markets while managing risks and volatility effectively.

July 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking in effect, which may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of
1-10 years.The Index does not include fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Fixed Income Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

Expenses paid per $1,000†	$ 2.58
Ending value (after expenses)	$1,077.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

Expenses paid per $1,000†	$ 2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—119.0%	Rate (%)	Date	Amount ($)		Value ($)
Advertising—.0%
Lamar Media,
Gtd. Notes	6.63	8/15/15	112,000	[a]	98,560
Aerospace & Defense—.3%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	740,000		675,250
Agriculture—.7%
Altria Group,
Gtd. Notes	9.70	11/10/18	615,000		706,182
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	890,000		934,519
					1,640,701
Asset-Backed Ctfs./
Auto Receivables—5.1%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	976,210	[b]	981,435
Americredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	8,806	[b]	8,810
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	448,478		447,766
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	1/8/11	894,110	[c]	441,691
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. C	4.73	9/15/10	925,000	[b]	927,992
Capital Auto Receivables Asset
Trust, Ser. 2004-2, Cl. D	5.82	5/15/12	1,805,000	[c]	1,806,656
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.32	8/15/11	401,381	[b,d]	398,976
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	335,954		335,957
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	1,910,465		1,923,536
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	490,000		464,003
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	600,000	[c]	366,595
Household Automotive Trust,
Ser. 2005-3, Cl. A4	4.94	11/19/12	375,651	[b]	385,491
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	589,536	[b]	602,414

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,725,000		1,227,585
WFS Financial Owner Trust,
Ser. 2005-3, Cl. B	4.50	5/17/13	580,000	[b]	579,716
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	247,045	[b]	247,135
					11,145,758
Asset-Backed Ctfs./Credit Cards—.9%
Advanta Business Card Master
Trust, Ser. 2007-A1, Cl. A	0.37	1/20/15	198,778	[d]	174,672
Advanta Business Card Master
Trust, Ser. 2005-A2, Cl. A2	0.45	5/20/13	587,498	[b,d]	515,530
Advanta Business Card Master
Trust, Ser. 2006-A3, Cl. A3	5.30	5/21/12	468,232	[b]	416,726
American Express Credit Account
Master Trust, Ser. 2004-C, Cl. C	0.84	2/15/12	168,618	[c,d]	168,411
Washington Mutual Master Note
Trust, Ser. 2007-B1, Cl. B1	4.95	3/17/14	785,000	[c]	782,382
					2,057,721
Asset-Backed Ctfs./
Home Equity Loans—1.1%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	158,368	[d]	114,512
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	564,907	[b,d]	559,971
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.74	5/25/35	384,935	[b,d]	374,217
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	136,604	[d]	84,702
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,722,776	[d]	990,891
GSAA Home Equity Trust,
Ser. 2006-7, Cl. AV1	0.52	3/25/46	126,524	[b,d]	121,811
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.44	1/25/36	292,191	[b,d]	272,086
					2,518,190

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Manufactured Housing—.4%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	220,470	[b]	210,716
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	3,203	[b]	3,176
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000	[d]	654,116
					868,008
Auto Parts & Equipment—.3%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	720,000	[a]	712,800
Banks—7.0%
Barclays Bank,
Jr. Sub. Bonds	5.93	12/15/49	1,300,000	[c,d]	741,963
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	160,000		158,966
Barclays Bank,
Sub. Bonds	7.70	4/25/49	625,000	[b,c,d]	520,717
Capital One Financial,
Sr. Unscd. Notes	1.57	9/10/09	2,425,000	[b,d]	2,416,265
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,655,000		1,552,428
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	390,000		371,218
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	925,000		824,729
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	945,000		940,318
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	670,000		673,896
M & I Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	1.54	12/4/12	425,000	[b,d]	295,762
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	625,000	[d]	484,524
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	805,000		852,831

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Banks (continued)
NB Capital Trust IV,
Bank Gtd. Cap. Secs		8.25	4/15/27	265,000		222,990
PNC Funding,
Gtd. Notes		6.70	6/10/19	620,000		640,624
Sovereign Bancorp,
Sr. Unscd. Notes		1.46	3/23/10	1,235,000	[b,d]	1,139,943
Sovereign Bancorp,
Sr. Unscd. Notes		4.80	9/1/10	577,000	[b]	563,765
St. George Bank,
Sub. Notes		5.30	10/15/15	871,000	[c]	780,374
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/15/49	550,000	[d,e]	586,395
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	203,000	[b,d]	138,757
Wells Fargo Capital XIII,
Gtd. Secs		7.70	12/29/49	1,875,000	[d]	1,557,441
						15,463,906
Beverages—.9%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	1,020,000	[c]	1,139,324
Diageo Capital,
Gtd. Notes		7.38	1/15/14	710,000	[a]	804,115
						1,943,439
Chemicals—.3%
Dow Chemical,
Notes		8.55	5/15/19	595,000		597,040
Commercial & Professional
Services—1.4%
Aramark,
Gtd. Notes		8.50	2/1/15	712,000	[a]	694,200
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	1,425,000	[c]	1,288,640
ERAC USA Finance,
Notes		7.95	12/15/09	1,008,000	[b,c]	1,003,481
						2,986,321
Commercial Mortgage
Pass-Through Ctfs.—12.9%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3		5.12	7/11/43	560,000		556,204

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.71	4/25/36	141,334	[c,d]	84,546
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.72	1/25/37	992,146	[c,d]	532,743
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.88	4/25/34	271,893	[c,d]	169,422
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	1.54	11/25/35	111,083	[c,d]	25,025
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	1.91	7/25/36	328,853	[c,d]	67,911
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	2.14	4/25/36	167,416	[c,d]	33,629
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.44	11/25/35	222,166	[c,d]	57,876
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	3.94	1/25/36	75,648	[c,d]	11,347
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A3	4.24	4/13/12	2,073,000	[b,d]	2,019,492
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	1,015,000	[d]	845,688
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	875,000	[d]	829,299
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28, Cl. A4	5.74	9/11/17	1,275,000	[d]	1,055,521
Bear Stearns Commercial Mortgage
Securities, Ser. 1998-C1, Cl. A2	6.44	6/16/30	1,931	[b]	1,927
Credit Suisse/Morgan Stanley
Commercial Mortgage Certificates,
Ser. 2006-HC1A, Cl. A1	0.53	5/15/23	1,117,729	[b,c,d]	874,215
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	2,725,000	[b,c]	2,616,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	620,000	[b,c]	607,600
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,555,000	[b,c]	1,523,900
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	610,000	[b,c]	591,700

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	950,000	[c]	931,000
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. AAB	5.07	8/15/38	1,050,000	[d]	1,020,097
First Union National Bank
Commercial Mortgage Trust,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	504,963	[b]	520,243
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. B	0.66	3/20/20	2,965,000	[b,c,d]	2,079,724
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. E	0.85	3/20/20	1,120,000	[b,c,d]	771,500
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. K	1.46	3/20/20	650,000	[c,d]	423,459
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. L	1.71	3/20/20	35,000	[c,d]	21,350
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,485,000	[b]	1,438,506
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. A3	5.87	9/15/45	1,040,000	[d]	798,447
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	350,000	[b,d]	340,746
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2006-2, Cl. A4	5.91	6/12/46	1,010,000	[d]	832,776
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	1,340,007	[b]	1,352,882
Morgan Stanley Capital I,
Ser. 2007-HQ11, Cl. A4	5.45	2/12/44	1,710,000	[d]	1,311,175
Morgan Stanley Capital I,
Ser. 2007-HQ11, Cl. AM	5.48	2/12/44	1,000,000	[d]	516,302
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/17	760,000	[d]	639,677
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A2	6.40	2/15/31	14,816		15,052
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	18,097		18,172
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	375,000	[c]	337,500

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.09	8/15/39	940,000	[d]	881,451
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	967,812	[b]	964,487
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	740,000		657,816
					28,376,407
Diversified Financial Services—6.8%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	1,090,000		1,128,683
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000	[a,d]	461,121
Amvescap,
Gtd. Notes	5.38	2/27/13	595,000		520,661
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	825,000	[c]	727,530
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	450,000		460,493
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	855,000		916,776
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	590,000	[b]	591,952
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	775,000	[c]	811,812
General Electric Capital,
Sr. Unscd. Notes	1.20	10/21/10	825,000	[a,b,d]	810,693
Goldman Sachs Capital II,
Gtd. Bonds	5.79	5/8/49	945,000	[d]	576,270
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	1,635,000	[d]	865,281
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	305,000	[c]	339,474
International Lease Finance,
Sr. Unscd. Notes	6.38	3/25/13	895,000		681,454
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	633,000		632,255
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	420,000		388,500

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	950,000		776,625
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	435,000		441,574
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,970,000		1,692,313
MUFG Capital Finance I,
Bank Gtd. Bonds	6.35	7/29/49	710,000	[d]	622,389
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,240,000	[c]	1,191,469
Windsor Financing,
Sr. Scd. Notes	5.88	7/15/17	204,082	[c]	179,809
					14,817,134
Electric Utilities—4.1%
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,215,000		1,136,025
AES,
Sr. Unscd. Notes	8.00	10/15/17	70,000		65,450
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	720,000		757,829
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	465,000		477,599
Enel Finance International,
Gtd. Notes	5.70	1/15/13	550,000	[c]	575,241
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	1,295,000	[c]	1,354,241
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	1,090,000		1,138,319
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	735,000		756,199
Nevada Power,
Mortgage Notes	6.50	8/1/18	775,000		793,813
NiSource Finance,
Gtd. Notes	1.23	11/23/09	775,000	[d]	768,920
NiSource Finance,
Gtd. Notes	5.25	9/15/17	760,000		652,742

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Electric Utilities (continued)
NRG Energy,
Gtd. Notes	7.38	1/15/17	650,000	614,250
				9,090,628
Environmental Control—1.0%
Allied Waste North America,
Sr. Unscd. Notes, Ser. B	7.13	5/15/16	250,000	251,588
Allied Waste North America,
Sr. Unscd. Notes	7.25	3/15/15	360,000	365,823
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	596,000	565,751
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	620,000	641,449
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	260,000	271,006
				2,095,617
Food & Beverages—1.7%
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	635,000	673,862
Kroger,
Gtd. Notes	6.15	1/15/20	595,000	609,104
Safeway,
Sr. Unscd. Notes	6.35	8/15/17	565,000	598,024
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	595,000	574,175
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	670,000	663,300
SUPERVALU,
Sr. Unscd. Bonds	7.50	5/15/12	290,000	288,550
SUPERVALU,
Sr. Unscd. Bonds	7.50	11/15/14	75,000	72,375
SUPERVALU,
Sr. Unscd. Notes	8.00	5/1/16	230,000	224,250
				3,703,640
Foreign/Governmental—1.2%
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	1,160,000	1,196,540

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Republic of Italy,
Sr. Unscd. Notes	5.38	6/12/17	595,000		605,699
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	744,000	[a]	755,904
					2,558,143
Forest Products & Paper—.4%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	315,000	[c]	296,100
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	485,000	[c]	472,875
					768,975
Health Care—.6%
Community Health Systems,
Gtd. Notes	8.88	7/15/15	715,000		704,275
Davita,
Gtd. Notes	6.63	3/15/13	727,000		688,832
					1,393,107
Insurance—3.0%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	745,000		743,551
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	785,000	[c]	756,293
Kingsway America,
Sr. Notes	7.50	2/1/14	45,000	[c]	40,691
Lincoln National,
Sr. Unscd. Notes	1.41	3/12/10	1,285,000	[b,d]	1,254,187
Lincoln National,
Jr. Sub. Cap. Secs	6.05	4/20/67	1,965,000	[d]	1,267,425
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,098,000		1,047,446
Nippon Life Insurance,
Notes	4.88	8/9/10	1,000,000	[b,c]	986,411
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	175,000		152,064
Willis North America,
Gtd. Notes	6.20	3/28/17	440,000		390,232
					6,638,300

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Machinery—.4%
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	670,000	[c]	645,351
Terex,
Gtd. Notes	7.38	1/15/14	245,000		225,400
					870,751
Manufacturing—.6%
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	600,000	[c]	567,750
Smiths Group,
Gtd. Notes	7.20	5/15/19	800,000	[c]	771,754
					1,339,504
Media—5.8%
British Sky Broadcasting,
Gtd. Notes	8.20	7/15/09	975,000	[b]	975,575
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	100,000		99,500
Comcast,
Gtd. Notes	6.30	11/15/17	1,265,000		1,341,016
Cox Communications,
Notes	6.25	6/1/18	575,000	[c]	569,362
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	180,000	[a,c]	179,325
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	430,000	[c]	420,325
DirecTV Holdings Financing,
Gtd. Notes	7.63	5/15/16	610,000		596,275
Echostar DBS,
Gtd. Notes	7.75	5/31/15	900,000		861,750
News America,
Gtd. Notes	6.15	3/1/37	720,000		612,499
News America,
Gtd. Notes	6.65	11/15/37	515,000		464,635
News America Holdings,
Gtd. Debs	7.70	10/30/25	945,000		892,365
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	1,070,000		1,034,985

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Media (continued)
TCI Communications,
Sr. Unscd. Bonds	7.88	2/15/26	765,000		806,470
Time Warner,
Gtd. Notes	5.88	11/15/16	1,960,000	[a]	1,934,445
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	955,000		955,144
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	865,000		902,473
					12,646,144
Mining—1.0%
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	335,000		372,708
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	590,000		595,262
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	645,000		649,618
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	70,000	[c]	73,415
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	495,000	[c]	532,945
					2,223,948
Office And Business Equipment—.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	235,000		234,510
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000		331,178
					565,688
Oil & Gas—2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	8.70	3/15/19	565,000		633,987
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	255,000		242,887
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	1,565,000		1,584,562
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	585,000		640,342
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	370,000		404,537

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Oil & Gas (continued)
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	165,000	150,769
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	680,000	672,464
Range Resouces,
Sr. Sub. Notes	8.00	5/15/19	895,000	884,931
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	565,000	590,589
Valero Energy,
Sr. Unscd. Notes	9.38	3/15/19	320,000	365,082
				6,170,150
Packaging & Containers—.8%
Ball,
Gtd. Notes	6.63	3/15/18	395,000	362,412
Crown Americas,
Gtd. Notes	7.63	11/15/13	720,000	705,600
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	650,000	624,000
Owens Brockway Glass Container,
Gtd. Notes	7.38	5/15/16	100,000 [c]	97,500
				1,789,512
Pipelines—1.2%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	10,000	9,730
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	760,000	742,900
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	895,000	919,109
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	770,000	901,559
				2,573,298
Real Estate—3.2%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	645,000	590,833
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	565,000	475,297
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	375,000	328,929

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate (continued)
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000		370,250
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	575,000		573,041
HRPT Properties Trust,
Sr. Unscd. Notes	1.92	3/16/11	541,000	[b,d]	471,373
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	290,000		236,053
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	485,000	[b]	483,236
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000		164,679
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	340,000		309,143
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	560,000	[a]	441,632
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000		151,994
Regency Centers,
Gtd. Notes	5.88	6/15/17	330,000		267,743
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	742,000		740,124
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	236,000		239,937
WEA Finance,
Sr. Notes	7.13	4/15/18	895,000	[c]	831,992
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000	[c]	243,170
					6,919,426
Residential Mortgage
Pass-Through Ctfs.—1.0%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	57,859	[b,d]	55,824
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.48	1/25/36	2,233,321	[d]	1,571,216

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs. (continued)
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.66	5/25/36	576,074	[b,d]	392,307
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.48	4/30/30	27,862	[b,d]	19,739
Terwin Mortgage Trust,
Ser. 2006-9HGA, Cl. A1	0.39	10/25/37	94,139	[b,c,d]	84,381
					2,123,467
Retail—.5%
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	449,000		397,396
Staples,
Sr. Unscd. Notes	9.75	1/15/14	570,000	[a]	637,238
					1,034,634
State/Territory Gen Oblg—4.2%
California,
GO (Various Purpose)	7.50	4/1/34	435,000		401,144
California,
GO (Various Purpose)	7.55	4/1/39	1,725,000		1,572,165
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	895,000	[b]	925,788
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	835,000		634,633
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	4,520,000		3,017,462
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	585,000	[a]	606,869
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,753,000		2,062,823
					9,220,884
Steel—.3%
Arcelormittal,
Sr. Scd. Notes	9.85	6/1/19	585,000		632,351

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Telecommunications—2.8%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	1,465,000	1,475,460
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	1,180,000 [c]	1,156,400
Cisco Systems,
Notes	5.90	2/15/39	450,000	444,692
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	630,000	618,363
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	305,000	311,501
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	605,000	661,333
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	1,420,000 [c]	1,509,033
				6,176,782
Textiles—.4%
Mohawk Industries,
Sr. Unscd. Notes	6.25	1/15/11	970,000	943,495
Transportation—.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	145,000	148,510
U.S. Government Agencies—.4%
Federal National Mortgage
Association, Bonds , Ser. 1	4.75	11/19/12	853,000 [f]	928,416
U.S. Government Agencies/
Mortgage-Backed—40.6%
Federal Home Loan Mortgage Corp.:
4.50%			2,410,000 [f,g]	2,399,456
5.50%			5,970,000 [f,g]	6,239,581
6.00%			3,605,000 [f,g]	3,762,156
3.50%, 9/1/10			220,274 [f]	221,709
4.00%, 10/1/09			194,906 [f]	195,620

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal Home Loan Mortgage Corp. (continued):
4.50%, 10/1/09—4/1/10	33,420 [f]	34,065
5.50%, 1/1/34—7/1/38	1,216,063 [f]	1,259,366
6.00%, 6/1/22—11/1/37	353,490 [f]	371,474
7.00%, 11/1/31	195,456 [f]	211,869
Federal National Mortgage Association:
4.00%	7,120,000 [f,g]	6,905,287
4.50%	12,475,000 [f,g]	12,451,609
5.00%	14,335,000 [f,g]	14,630,929
5.50%	10,335,000 [f,g]	10,669,275
6.00%	8,080,000 [f,g]	8,553,440
3.53%, 7/1/10	1,206,406 [f]	1,226,356
4.00%, 5/1/10	775,621 [f]	782,656
4.06%, 6/1/13	48,000 [f]	49,263
4.50%, 11/1/14	11,678 [f]	11,981
4.90%, 1/1/14	397,293 [f]	417,862
5.00%, 10/1/11—1/1/36	3,231,866 [f]	3,308,248
5.14%, 1/1/16	68,736 [f]	72,678
5.50%, 11/1/24—9/1/34	3,079,615 [f]	3,198,311
6.00%, 7/1/17—1/1/38	5,094,871 [f]	5,333,066
6.50%, 12/1/15	3,426 [f]	3,641
7.00%, 11/1/31—6/1/32	34,787 [f]	38,094
7.50%, 2/1/29—11/1/29	7,699 [f]	8,391
8.50%, 6/1/12	2,117 [f]	2,238
Grantor Trust, Ser. 2002-T11,
Cl. A 4.77%, 4/25/12	14,212 [b,f]	14,200
Grantor Trust, Ser. 2002-T3,
Cl. A 5.14%, 12/25/11	415,300 [b,f]	416,787
Government National Mortgage Association I:
6.00%, 1/15/32	2,388 [b]	2,511
6.50%, 7/15/32	4,421 [b]	4,753
8.00%, 8/15/25—11/15/26	27,400 [b]	30,265
9.00%, 2/15/21	12,980 [b]	14,084

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association I (continued):
Ser. 2004-57, Cl. A 3.02%, 1/16/19	635,215 [b]	639,265
Ser. 2007-46, Cl. A 3.14%, 11/16/29	1,082,820 [b]	1,088,929
Ser. 2004-25, Cl. AC 3.38%, 1/16/23	320,995 [b]	322,483
Ser. 2004-77, Cl. A 3.40%, 3/16/20	236,787 [b]	237,937
Ser. 2004-67, Cl. A 3.65%, 9/16/17	189,055 [b]	189,566
Ser. 2005-9, Cl. A 4.03%, 5/16/22	863,670 [b]	876,289
Ser. 2004-51, Cl. A 4.15%, 2/16/18	955,490 [b]	965,825
Ser. 2006-9, Cl. A 4.20%, 8/16/26	1,765,444 [b]	1,801,845
		88,963,360
U.S. Government Securities—2.5%
U.S. Treasury Bonds;
4.25%, 5/15/39	1,140,000	1,128,774
U.S. Treasury Notes:
2.50%, 3/31/13	1,720,000 [a]	1,751,713
4.75%, 8/15/17	890,000	975,941
U.S. Treasury Strip;
0.00%, 2/15/36	5,500,000	1,729,156
		5,585,584
Total Bonds and Notes
(cost $272,247,085)		261,005,549

Short-Term Investments—8.2%
U.S. Treasury Bills:
0.07%, 7/9/09	10,000,000 [a]	9,999,830
0.16%, 7/16/09	1,095,000	1,094,956
0.09%, 8/6/09	7,000,000	6,999,055
Total Short-Term Investments
(cost $18,094,132)		18,093,841

Other Investment—1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,471,707)	3,471,707 [h]	3,471,707

Investment of Cash Collateral
for Securities Loaned—4.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,549,435)	10,549,435 [h]	10,549,435

Total Investments (cost $304,362,359)	133.6%	293,120,532
Liabilities, Less Cash and Receivables	(33.6%)	(73,702,039)
Net Assets	100.0%	219,418,493

GO—General Obligation
SFMR—Single Family Mortgage Revenue
a All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund’s securities on loan is $9,690,770 and the total market value of the collateral held by the fund is $10,549,435.
b Denotes all or part of security segregated as collateral.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $36,215,330 or 16.5% of net assets.
d Variable rate security—interest rate subject to periodic change.
e Principal amount stated in U.S. Dollars unless otherwise noted. EUR—Euro.
f On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
g Purchased on a forward commitment basis.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Corporate Bonds	48.7	Municipals	4.2
U.S. Government & Agencies	43.5	Foreign/Governmental	1.2
Asset/Mortgage-Backed	21.4
Short-Term/Money Market Investments	14.6		133.6

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2009 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	42	9,081,188	September 2009	(10,576)
U.S. Treasury 5 Year Notes	90	10,324,688	September 2009	155,067
U.S. Long Bond	17	2,012,109	September 2009	35,300
Financial Futures Short
U.S. Treasury 10 Year Notes	258	(29,996,531)	September 2009	(633,636)
Gross Unrealized
Appreciation				190,367
Gross Unrealized
Depreciation				(644,212)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
June 30, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
1M 10Yr Rec Straddle
July 2009 @ 3.715	4,355,000	(78,743)
2M 2Yr Rec Swap
July 2009 @ 1.24	12,114,000	(4,236)
1M 5Yr Rec Swap Straddle
July 2009 @ 3.515	4,818,000	(125,106)
Federal National Mortgage Association
July 2009 @ 101.313	7,281,000	(14,555)
Federal National Mortgage Association
August 2009 @ 100	4,856,000	(45,559)
U.S. Treasury 10 Year Notes
July 2009 @ 117.5	21,000	(14,437)
Put Options:
1M 10Yr Pay Straddle
July 2009 @ 3.715	4,355,000	(106,108)
2M 2Yr Pay Swap
July 2009 @ 1.54	12,114,000	(37,420)
1M 5Yr Pay Swap Straddle
July 2009 @ 3.515	4,818,000	(1,261)
Federal National Mortgage Association
July 2009 @ 101.313	7,281,000	(135,135)
Federal National Mortgage Association
August 2009 @ 100	4,856,000	(80,449)
U.S. Treasury 10 Year Notes
July 2009 @ 113	21,000	(6,235)
(Premiums received $605,832)
Gross Unrealized Depreciation		(649,244)

See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,690,770)—Note 1(c):
Unaffiliated issuers	290,341,217	279,099,390
Affiliated issuers	14,021,142	14,021,142
Cash		851,259
Receivable for investment securities sold		17,446,266
Dividends and interest receivable		2,269,386
Receivable for futures variation margin—Note 4		29,547
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		7,997
Prepaid expenses		15,801
		313,740,788
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		203,080
Payable for investment securities purchased		81,856,400
Liability for securities on loan—Note 1(c)		10,549,435
Other liabilities		652,015
Outstanding options written, at value (premiums received
$605,832)—See Statement of Options Written—Note 4		649,244
Payable for shares of Capital Stock redeemed		295,396
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		34,516
Interest payable—Note 2		21
Accrued expenses		82,188
		94,322,295
Net Assets ($)		219,418,493
Composition of Net Assets ($):
Paid-in capital		295,123,475
Accumulated undistributed investment income—net		1,670,877
Accumulated net realized gain (loss) on investments		(65,611,542)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including
($453,845) net unrealized (depreciation) on financial futures]		(11,764,317)
Net Assets ($)		219,418,493
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		11,910,600
Net Asset Value, offering and redemption price per share ($)		18.42

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	7,036,705
Income from securities lending	50,157
Dividends	9,857
Total Income	7,096,719
Expenses:
Investment advisory fee—Note 3(a)	504,909
Administrative service fees—Note 3(b)	90,000
Auditing fees	59,544
Custodian fees—Note 3(c)	49,642
Directors’ fees and expenses—Note 3(d)	45,374
Legal fees	40,932
Shareholder servicing costs—Note 3(c)	27,538
Prospectus and shareholders’ reports	23,814
Accounting and administration fees—Note 3(a)	22,500
Registration fees	16,008
Loan commitment fees—Note 2	15,599
Interest expense—Note 2	21
Miscellaneous	31,622
Total Expenses	927,503
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(278,362)
Less—reduction in fees due to earnings credits—Note 1(c)	(96)
Net Expenses	649,045
Investment Income—Net	6,447,674
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(15,605,038)
Net realized gain (loss) on options transactions	526,365
Net realized gain (loss) on financial futures	2,452,545
Net realized gain (loss) on swap transactions	228,800
Net realized gain (loss) on forward foreign currency exchange contracts	32,062
Net Realized Gain (Loss)	(12,365,266)
Net unrealized appreciation (depreciation) on investments, options transactions, financial futures, swap transactions and forward foreign currency transactions
[including ($3,157,018) net unrealized (depreciation) on financial futures,
($13,652) net unrealized (depreciation) on options transactions, ($241,234)
net unrealized (depreciation) on swap transactions and ($120,060) net
unrealized (depreciation) on forward foreign currency exchange transactions]	23,408,313
Net Realized and Unrealized Gain (Loss) on Investments	11,043,047
Net Increase in Net Assets Resulting from Operations	17,490,721

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	6,447,674	21,904,971
Net realized gain (loss) on investments	(12,365,266)	(11,302,018)
Net unrealized appreciation
(depreciation) on investments	23,408,313	(29,080,065)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,490,721	(18,477,112)
Dividends to Shareholders from ($):
Investment income—net	(5,838,214)	(19,851,849)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	14,601,247	23,413,889
Dividends reinvested	4,327,516	13,684,047
Cost of shares redeemed	(121,904,424)	(253,599,379)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(102,975,661)	(216,501,443)
Total Increase (Decrease) in Net Assets	(91,323,154)	(254,830,404)
Net Assets ($):
Beginning of Period	310,741,647	565,572,051
End of Period	219,418,493	310,741,647
Undistributed investment income—net	1,670,877	1,061,417
Capital Share Transactions (Shares):
Shares sold	826,628	1,228,451
Shares issued for dividends reinvested	245,393	735,348
Shares redeemed	(6,895,158)	(13,516,112)
Net Increase (Decrease) in Shares Outstanding	(5,823,137)	(11,552,313)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	17.52	19.31	19.61	19.66	20.08	20.08
Investment Operations:
Investment income—net[a]	.44	.88	.96	.93	.82	.77
Net realized and unrealized
gain (loss) on investments	.89	(1.81)	(.26)	(.10)	(.23)	.36
Total from Investment Operations	1.33	(.93)	.70	.83	.59	1.13
Distributions:
Dividends from
investment income—net	(.43)	(.86)	(1.00)	(.88)	(1.01)	(1.13)
Net asset value, end of period	18.42	17.52	19.31	19.61	19.66	20.08
Total Return (%)	7.72[b]	(5.00)	3.64	4.38	2.96	5.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[c]	.52	.51[d]	.50[d]	.49[d]	.48[d]
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.49	.48
Ratio of net investment income
to average net assets	4.96[c]	4.72	4.93	4.75	4.09	3.77
Portfolio Turnover Rate[e]	191.75[b]	443[f]	430[f]	382[f]	380[f]	301[f]
Net Assets, end of period
($ x 1,000)	219,418	310,742	565,572	559,572	455,891	463,307

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d Includes the fund’s share of the The Standish Mellon Fixed Income Portfolio’s (the Portfolio) allocated expenses.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2009, December
31, 2008, 2007, 2006 2005 and 2004 were 54.01%, 72%, 166%, 139%, 106% and 98%, respectively.
f On October 25, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the
Portfolio and received the Portfolio’s securties and cash in exchange for its interests in the Portfolio. Effective October
26, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for the year.The amounts shown for 2004-2006 are ratios for the Portfolio.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering fourteen series, including the fund, as of June 30, 2009.The fund’s investment objective is to achieve a high level of current income while preserving principal and maintaining liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of BNY Mellon, serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica-tions.The fund’s maximum exposure, if any, under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. Forward contracts are valued at the forward rate.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds	— 106,659,611		—	106,659,611
U.S. Government Agencies/
Mortgage Backed	—	89,891,776	—	89,891,776
Asset-Backed	—	16,589,677	—	16,589,677
Commercial
Mortgage-Backed	—	28,376,407	—	28,376,407
Municipal Bonds	—	9,220,884	—	9,220,884
Foreign Government	—	2,558,143	—	2,558,143
U.S. Treasury Securities	—	23,679,425	—	23,679,425
Residential
Mortgage-Backed	—	2,123,467	—	2,123,467
Mutual Funds	14,021,142	—	—	14,021,142

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($) (continued)
Other Financial
Instruments†	190,367	7,997	—	198,364
Liabilities ($)
Other Financial
Instruments†	(940,582)	(387,390)	—	(1,327,972)

† Other financial instruments include derivative instruments, such as futures, foreign forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

		Investments in
	Investments in	Asset-Backed
	Private Equities ($)	Security ($)
Balance as of 12/31/2008	1,983,334	526,725
Realized gain (loss)	—	—
Change in unrealized
appreciation (depreciation)	—	(82,376)
Net purchases (sales)	(1,983,334)	—
Transfers in and/or out of Level 3	—	(444,349)
Balance as of 6/30/2009	—	—

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dol-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009, The Bank of New York Mellon earned $27,008 from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $50,840,869 available for federal income tax purposes to be applied against future net securities profits, if any realized subsequent to December 31, 2008. If not applied, $36,020,187 of the carryover expires in fiscal 2009, $963,957 expires in fiscal 2014, $3,009,464 expires in fiscal 2015 and $10,847,261 expires in fiscal 2016. It’s uncertain whether the fund will be able to realize the benefits of the remaining capital loss carryovers before they expire and the remaining capital loss carryovers could be subject to future limitations imposed by the internal revenue code related to share ownership activity.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $19,851,849. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The Trust entered into two separate agreements with The Bank of New York Mellon, that enable the fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million under an uncommitted line of credit. In connection therewith, the fund has agreed to pay administrative and facility fees on its pro rata portion of the lines of credit. Interest is charged to the fund based on prevailing markets rates in effect at the time of borrowing.

The average amount of borrowings outstanding under the lines of credit during the period ended June 30, 2009, was approximately $5,100 with a related weighted average annualized interest rate of .84%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement (“Agreement”) with the Manager, the investment advisory fee is based on the value of the fund’s average net assets and is computed at the following annual rate: .40% of the first $250 million: .35% of the next $250 million and .30% in excess of $500 million. The Manager had undertaken from January 1, 2009 through June 30, 2009, to reduce the investment advisory fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, not to exceed an annual rate of .50% of the value of the fund’s average daily net assets. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $278,362 during the year ended June 30, 2009.

The Trust entered into an agreement with The Bank of New York Mellon, pursuant to which The Bank of New York Mellon provides administration and fund accounting services for the fund. For these services the fund pays The Bank of NewYork Mellon a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the fund was charged $22,500 for the period ended June 30, 2009 for administration and fund accounting services.

(b) The fund may pay administrative service fees.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants.As compensation for such services, the fund may pay each Plan Administrator an administrative service fee in an amount of up to .15% (on an annualized basis) of the fund’s average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. For the period ended

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

June 30, 2009, the fund was charged $90,000.The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $13,531 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $96 pursuant to the cash management agreements. These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $49,642 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $77,731, custodian fees $36,098, administrative service fees $129,837, chief compliance officer fees $1,670 and transfer agency per account fees $18,463, which are offset against an expense reimbursement currently in effect in the amount of $60,719.

(d) Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds, (collectively, the “Dreyfus/Laurel Funds”) and the Trust attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting. In the event that there is an in person joint committee meeting of the Dreyfus/Laurel Funds, the Trust and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds, the Trust and Dreyfus HighYield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward contracts and swap transactions, during the period ended June 30,2009, amounted to $607,513,179 and $741,202,553, respectively, of which $436,391,244 in purchases and $437,682,094 in sales were from mortgage dollar roll transactions.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of June 30, 2009:

	Statement of		Statement of
	Assets and		Assets and
	Liabilities	Derivative	Liabilities	Derivative
Derivatives	Location	Assets ($)	Location	Liabilities ($)
Interest rate	Receivables,	190,367	Payables,	(687,624)
contracts†	Net Assets—		Net Assets—
	Unrealized		Unrealized
	appreciation		depreciation
Foreign exchange	Receivables	7,997	Payables	(34,516)
contracts
Gross fair value
of derivatives
contracts		198,364		(722,140)

†	Includes cumulative appreciation/depreciation of futures contracts as reported on the Statement of
Financial Futures, but only the unpaid variation margin is reported within the Statement of
Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations the period ended June 30, 2009 is shown below:

		Amount of realized gain or (loss) on derivatives ($)
			Foreign
			Exchange
Derivatives	Options	Futures	Contracts	Swaps	Total
Interest rate
contracts	526,365	2,452,545	—	—	2,978,910
Foreign exchange
contracts	—	—	32,062	—	32,062
Credit contracts	—	—	—	228,800	228,800
Total	526,365	2,452,545	32,062	228,800	3,239,772

	Change in unrealized appreciation or (depreciation) on derivatives ($)
			Foreign
			Exchange
Derivatives	Options	Futures	Contracts	Swaps	Total
Interest rate
contracts	(13,652)	(3,157,018)	—	—	(3,170,670)
Foreign exchange
contracts	—	—	(120,060)	—	(120,060)
Credit contracts	—	—	—	(241,234)	(241,234)
Total	(13,652) (3,157,018)		(120,060) (241,234)		(3,531,964)

During the period ended June 30, 2009, the average notional value of interest rate contracts was $52,636,789, which represented 20.1% of average net assets.The average notional value of foreign exchange contracts was $5,535,652, which represented 2.1% of average net assets. The average notional value of credit contracts was $895,714, which represented .34% of average net assets.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at June 30, 2009 are set forth in the Statement of Financial Futures.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless.

However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written for the period ended June 30, 2009:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2008	164,000	237,699	—	—
Contracts written	191,482,000	2,121,429	—	—
Contracts terminated:
Contracts Closed	82,653,000	1,119,603	1,105,588	14,015
Contracts Expired	42,103,000	633,692	—	633,692
Total contracts
terminated	124,756,000	1,753,295	1,105,588	647,707
Contracts Outstanding
June 30, 2009	66,890,000	605,833	—	—

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increases between the date the forward contracts are opened and the date the forward contracts are closed.The fund realizes a gain if the value of the contracts decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decreases between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2009:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases:
Argentine Peso,
expiring 7/31/2009	4,596,000	1,189,133	1,190,087	954
Brazilian Real,
expiring 7/31/2009	2,200,000	1,119,080	1,115,920	(3,160)
British Pound,
expiring 7/24/2009	710,000	1,176,293	1,168,076	(8,217)
Canadian Dollar,
expiring 7/24/2009	1,350,000	1,181,723	1,160,775	(20,948)
Colombia Peso,
expiring
7/31/2009	2,509,800,000	1,159,261	1,164,356	5,095
Euro, expiring
7/24/2009	435,000	611,453	610,263	(1,190)
Russian Ruble,
expiring
7/31/2009	38,086,000	1,211,849	1,211,966	117
South Korean Won,
expiring
7/24/2009	1,508,060,000	1,183,720	1,185,551	1,831
Thai Bhat, expiring
7/31/2009	38,710,000	1,136,491	1,135,490	(1,001)
Gross Unrealized
Appreciation				7,997
Gross Unrealized
Depreciation				(34,516)

Swaps: The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and

Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and /or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward started interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum pay-outs for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.At June 30, 2009, the fund held no open credit default swaps.

At June 30, 2009, accumulated net unrealized depreciation on investments was $11,241,827,consisting of $4,283,516 gross unrealized appreciation and $15,525,343 gross unrealized depreciation.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm, was the independent registered public accounting firm for the fund for the fiscal year ended December 31, 2008. At the meetings held on February 9-10, 2009, the Audit Committee and the Board of Trustees of the Trust engaged KPMG LLP to replace PWC as the independent registered public accounting firm for the Trust.

During the fund’s past two fiscal years and any subsequent interim period: (i) no report on the fund’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.Effective on or about September 1, 2009, the single class shares of the fund will be re-designated as Class shares.There will be no change to investor eligibility.

NOTE 6—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

At the meetings held on July 22-23, 2009, the Board of Trustees of the Trust approved a proposal to redesignate the fund’s existing shares as Class I shares, effective on or about September 1, 2009.The description of the eligibility requirements of the fund’s shares will remain the same.

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on February 9 and 10, 2009, the Board considered the re-approval of the fund’s Investment Advisory Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and certain administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Representatives of the Manager reminded the Board members that the Manager became the investment adviser of the fund, effective December 1, 2008, and that there were no changes to the portfolio management of the fund as a result of the appointment of the Manager as the fund’s investment adviser.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including assistance in meeting

The Fund 49

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

legal and regulatory requirements.The Board members also considered the Manager’s extensive compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional intermediate investment-grade debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional intermediate investment-grade debt funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for each of the reported periods ended December 31, 2008, except the ten-year period when the fund’s total return performance was equal to the Performance Group median. The Board members also noted that the fund’s yield performance was variously above and below the Performance Group and Performance Universe medians for the past ten one-year periods ended December 31st (1999-2008). The Manager also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.A representative of the Manager informed the Board members that the Manager is currently limiting the fund’s total expense ratio (excluding taxes, brokerage fees, interest on borrowings, commitment fees and other extraordinary expenses) to 0.50% of the fund’s average daily net assets and that such limitation is voluntary and may be terminated at any time.The Board members also were informed that the Lipper data presenting the fund’s “actual management fees” included fees paid by the fund, as calculated by Lipper,for administrative services provided byThe Bank of NewYork Mellon, the Trust’s administrator. Such reporting was necessary, according to Lipper, to allow the Board to compare the fund’s advisory fees to those peers that include administrative fees within a blended advisory fee. The Board noted that the fund’s contractual management fee was below the Expense Group median and that, with the expense limitation, the fund’s actual management fee and expense ratio were each below the respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund (the “Similar Funds”). It was noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Manager’s representatives reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. A representative of the Manager reminded the Board members that The Bank of New York Mellon Corporation, the parent company of the Manager, paid all of the expenses associated with the Manager becoming the fund’s investment adviser and the proxy campaign with respect to the Board members becoming the Trust’s Board members. Because the Manager only became the fund’s investment adviser effective December 1, 2008, the Manager’s representatives were not able to provide a dollar amount of expenses allocated and profit received by the Manager, but a repre-

The Fund 51

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

sentative of the Manager did review the method to be used to determine such expenses and profit in the future.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets, noting the decrease in the fund’s recent asset levels.The Board members discussed the renewal requirements for advisory agreements and their ability to review the management fee annually.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by the Manager are adequate and appropriate.
  While the Board was concerned with the fund’s performance, the Board noted that the Manager only became the fund’s investment adviser effective December 1, 2008 and believed the Manager would seek to improve performance. The Board determined to closely monitor performance.

  The Board concluded, taking into account the voluntary waiver of a portion of expenses by the Manager, that the fee paid by the fund to the Manager was reasonable in light of the services to be provided, comparative performance, expense and advisory fee information and potential profits to be realized and benefits to be derived by the Manager from its relationship with the fund.
  The Board determined that because the Manager had become the investment adviser of the fund effective December 1,2008,economies of scale were not a factor at this time, but, to the extent that material economies of scale are not shared with the fund in the future, the Board would seek to do so in connection with future renewals.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2010.

The Fund 53

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
41	Information About the Review and Approval of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish International Fixed Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present to you this semiannual report for Dreyfus/Standish International Fixed Income Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows early in the year, higher-yielding segments of the bond market staged an impressive rally, while U.S.Treasury securities gave back some of their 2008 gains. While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the corporate bond market’s 2009 rebound. Indeed, the market’s advance was fueled more by investors’ renewed appetites for risk than improving business fundamentals. We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by David Leduc, CFA, and Thomas Fahey, Co-Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus/Standish International Fixed Income Fund achieved a total return of 5.45%.1 In comparison, the Barclays Capital Global Aggregate ex-U.S. Index (Hedged) (the “Index”), the fund’s benchmark, achieved a total return of 1.19% for the same period.2

International bond markets stabilized over the first half of 2009 after suffering severe dislocations amid a global credit crisis in 2008. The fund produced a higher return than its benchmark, primarily due to a well timed shift in emphasis from government securities to high-quality corporate bonds that rallied as market conditions improved.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its assets in fixed income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets. The fund’s investments may include non-U.S. high-grade and medium-grade government, corporate, mortgage-backed, asset-backed, high yield and emerging market debt securities.To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure

The fund emphasizes rotation among undervalued countries, sectors, securities and currencies. In particular, we focus on securities with the most potential for added value, i.e., those involving potential for credit upgrades and unique structural characteristics.To identify these securities, we use macroeconomic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal/monetary policy and credit quality of government debt.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Global Bond Markets Began to Rebound from 2008 Lows

2009 began in the wake of one of the most severe downturns in the global financial markets in decades. Staggering losses among mortgage- and asset-backed securities nearly led to the collapse of the international banking system over the second half of 2008. Meanwhile, the credit crisis contributed to the onset of the most prolonged and severe recession since the 1930s. After a long period of gains, housing prices throughout the world declined sharply, and mortgage foreclosure rates soared. Consumer confidence plummeted, resulting in constrained spending. Perhaps most significant, unemployment rates climbed as business conditions deteriorated.These developments prompted aggressive remedial measures from government and monetary authorities. Central banks reduced short-term interest rates and pumped liquidity into frozen credit markets, while government officials enacted massive economic stimulus programs.

Economic and market weakness generally prevailed over the first two months of 2009. As a result, higher yielding sectors of the global bond market continued to decline, and yield differences between high yield corporate bonds and sovereign debt obligations reached historically wide levels. In early March, however, signs of potential economic stabilization produced optimism that the global recession and financial crisis might have bottomed.The remedial measures adopted by governments around the world appeared to have averted a collapse,and investors began to look forward to better economic and market conditions. Although we saw relatively little evidence of actual economic improvement, stocks and higher yielding bonds rallied through the end of the reporting period in anticipation of a recovery.

Defensive Posture Supported Fund Performance

When 2009 began, we had maintained a substantially overweighted position in government securities, which sheltered the fund from the brunt of the credit crisis and enabled it to capture the benefits of falling interest rates. In addition, the fund’s liquid holdings of sovereign debt put it in a good position to purchase higher yielding bonds at compelling prices near the bottom of the market’s swoon.

Even before market conditions began to improve, we took advantage of a number of opportunities among high-grade corporate bonds with competitive yields, including securities from issuers in the battered

4

financials sector, where we focused on very large institutions that were deemed “too big to fail” during the downturn. We found particularly attractive values among investment-grade corporate bonds in the United States, which are not represented in the Index; conversely, we found relatively few opportunities in Japan. Otherwise, we found numerous bonds meeting our investment criteria across a diverse range of geographic regions and industry groups.As a result, the fund’s composition changed significantly, shifting to underweighted exposure to sovereign bonds and an overweighted position in corporate debt securities by the reporting period’s end.

Positioned for Moderating Long-Term Yields

Despite the magnitude of the springtime rally, we believe that most national economies are likely to remain weak for some time, and inflation is likely to remain relatively tame.This outlook suggests that longer-term bond yields have additional room to fall in some markets, including the United States, the United Kingdom and Europe. Therefore, we have positioned the fund for narrower yield differences along the market’s maturity range. In addition, to guard against potential credit deterioration, we have focused mainly on debt securities with seniority in the corporate capital structure.These strategies are designed to help the fund generate competitive levels of current income while managing risks and price volatility.

July 15, 2009

The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Credit default swaps and similar instruments involve greater risks than if the fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER. — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Barclays Capital Global Aggregate ex-U.S. Index (Hedged) is designed to measure the performance of global investment-grade, fixed-rate debt markets, excluding the United
States, hedged into U.S. dollars. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish International Fixed Income Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

Expenses paid per $1,000†	$4.08
Ending value (after expenses)	$1,054.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

Expenses paid per $1,000†	$4.01
Ending value (after expenses)	$1,020.83

† Expenses are equal to the fund’s annualized expense ratio of .80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—94.1%		Rate (%)	Date	Amount ($)		Value ($)
Australia—1.1%
BHP Billiton Finance USA,
Gtd. Notes		5.50	4/1/14	300,000		322,159
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	225,000		226,611
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	150,000	[a]	229,460
						778,230
Belgium—.7%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000	[a]	265,289
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/34	135,000	[a]	200,455
						465,744
Brazil—2.5%
Brazilian Government,
Unsub. Bonds	BRL	12.50	1/5/16	3,050,000	[a,b]	1,722,880
Canada—4.2%
Barrick Gold,
Sr. Unscd. Notes		6.95	4/1/19	235,000		263,676
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	300,000		311,420
Husky Energy,
Sr. Unscd. Notes		7.25	12/15/19	90,000		98,514
Province of Ontario,
Notes	CAD	4.50	12/2/12	1,670,000	[a]	1,529,942
Rogers Wireless,
Gtd. Notes		7.50	3/15/15	135,000		147,023
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	215,000	[c]	231,481
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	205,000		240,025
						2,822,081
Colombia—.3%
Republic of Colombia,
Sr. Notes		7.38	3/18/19	170,000		182,325
Denmark—.5%
NYKREDIT,
Sub. Notes	EUR	4.90	9/22/49	350,000	[a,d]	341,245

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Finland—.9%
Aktia Real Estate,
Bonds	EUR	4.13	6/11/14	450,000	[a]	631,848
France—7.8%
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	135,000	[a]	191,317
Carrefour SA,
Sr. Unscd. Notes	EUR	5.13	10/10/14	100,000	[a]	148,521
Danone Finance,
Gtd. Notes	EUR	6.38	2/4/14	150,000	[a]	233,729
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	95,000	[a]	147,476
Government of France,
Bonds	EUR	4.25	10/25/18	1,555,000	[a]	2,277,076
Government of France,
Bonds	EUR	6.50	4/25/11	655,000	[a]	1,003,138
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	245,000	[a]	376,058
Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	150,000	[a]	224,801
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	150,000	[a]	225,298
Veola Environnement,
Notes	EUR	6.75	4/24/19	150,000	[a]	227,579
Veola Environnement,
Sr. Unscd. Notes	EUR	6.13	11/25/33	170,000	[a]	217,466
						5,272,459
Germany—9.6%
Bundesrepublik Deutschland,
Bonds, Ser. 01	EUR	5.00	7/4/11	1,215,000	[a]	1,822,906
Bundesrepublik Deutschland,
Bonds, Ser. 146	EUR	3.25	4/9/10	425,000	[a]	607,201
Bundesrepublik Deutschland,
Bonds, Ser. 06	EUR	4.00	7/4/16	1,190,000	[a]	1,768,935
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	985,000	[a]	1,486,020
Deutsche Bank,
Sr. Unscd. Notes	EUR	5.13	8/31/17	150,000	[a]	215,736
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	430,000	[a,c]	633,721
						6,534,519

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Greece—1.0%
Hellenic Republic,
Sr. Unscd. Notes	EUR	4.30	7/20/17	510,000	[a]	707,065
Hungary—1.3%
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	150,000,000	[a]	643,648
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	52,000,000	[a]	214,481
						858,129
Indonesia—.9%
Indonesia Government,
Notes	IDR	11.50	9/15/19	6,000,000,000	[a]	606,999
Ireland—1.4%
Irish Treasury,
Sr. Unscd. Notes	EUR	4.50	10/18/18	510,000	[a]	668,483
Principal Financial Global,
Sr. Scd. Notes	EUR	4.50	1/26/17	250,000	[a]	286,162
						954,645
Italy—5.1%
Atlantia,
Gtd. Notes	EUR	1.72	6/9/11	300,000	[a,d]	408,326
Buoni Poliennali
del Tesoro,
Bonds	EUR	4.50	8/1/18	1,305,000	[a]	1,877,874
Enel-Societa Per Azioni,
Notes	EUR	5.63	6/21/27	165,000	[a]	223,299
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	165,000	[a]	263,983
Telecom Italia,
Sr. Unscd. Notes	EUR	5.25	3/17/55	400,000	[a]	382,292
Telecom Italia,
Sr. Unscd. Notes	GBP	5.63	12/29/15	200,000	[a]	305,832
						3,461,606
Japan—7.2%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	11,000,000	[a]	99,976
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.70	9/20/22	263,000,000	[a]	2,649,097
Japan Government,
Bonds, Ser. 275	JPY	1.40	12/20/15	48,000,000	[a]	514,127

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Japan (continued)
Japan Government,
Bonds, Ser. 8	JPY	1.00	6/10/16	180,000,000	[a]	1,657,874
						4,921,074
Luxembourg—.5%
Telecom Italia Capital,
Gtd. Notes		7.00	6/4/18	195,000		197,597
Telecom Italia Financial SA,
Gtd. Notes	EUR	7.50	4/20/11	105,000	[a]	157,594
						355,191
Mexico—2.0%
Mexican Bonos,
Bonds, Ser. M10	MXN	7.75	12/14/17	18,235,000	[a]	1,356,936
Netherlands—8.0%
Deutsche Telekom
International Financial,
Gtd. Notes	EUR	5.75	4/14/15	205,000	[a]	308,852
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	140,000	[a]	206,436
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000	[a]	260,749
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000	[a]	223,214
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	150,000	[a]	214,866
Koninklijke KPN NV,
Sr. Unscd. Bonds	EUR	6.50	1/15/16	100,000	[a]	152,988
Koninklijke KPN NV,
Sr. Unscd. Notes	EUR	4.75	1/17/17	75,000	[a]	104,830
Netherlands Government,
Bonds	EUR	4.00	7/15/18	590,000	[a]	846,792
Netherlands Government,
Bonds	EUR	4.00	1/15/37	1,920,000	[a]	2,560,350
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	135,000	[a]	191,537
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	50,000	[a]	80,797

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Netherlands (continued)
Shell International Finance,
Gtd. Notes	EUR	6.38	12/15/38	190,000	[a]	207,671
Telefonica Europ BV,
Gtd. Notes	EUR	5.13	2/14/13	75,000	[a]	111,279
						5,470,361
New Zealand—1.4%
New Zealand Government,
Bonds, Ser. 413	NZD	6.50	4/15/13	1,350,000	[a]	922,806
Norway—.3%
DNB Nor Bank,
Sub. Notes	EUR	1.47	5/30/17	150,000	[a,d]	170,839
Peru—.3%
Republic of Peru,
Sr. Unscd. Notes		7.13	3/30/19	210,000		225,225
Qatar—.3%
State of Qatar,
Sr. Notes		5.15	4/9/14	190,000	[c]	191,188
Russia—.5%
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	336,000	[d]	334,152
South Africa—.4%
Republic of South Africa,
Sr. Unscd. Notes		6.88	5/27/19	235,000		242,638
South Korea—.3%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000	[a]	216,965
Spain—.4%
Santander International,
Gtd. Notes	EUR	5.63	2/14/12	100,000	[a]	148,217
Telefonica Emisiones,
Gtd. Notes	EUR	5.50	4/1/16	100,000	[a]	148,431
						296,648
Supranational—.8%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000	[a]	562,241

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Sweden—2.5%
Svenska Handelsbanken,
Sub. Notes	EUR	4.19	12/16/49	225,000	[a,d]	228,841
Swedish Government,
Bonds, Ser. 1045	SEK	5.25	3/15/11	10,385,000	[a]	1,438,997
						1,667,838
Switzerland—1.0%
Credit Suisse,
Sr. Unscd. Notes	EUR	6.13	5/16/14	130,000	[a]	197,827
Credit Suisse Capital,
Gtd. Notes	EUR	6.91	11/7/49	245,000	[a,d]	285,271
Credit Suisse Capital,
Gtd. Notes	EUR	7.97	12/29/49	160,000	[a,d]	199,902
						683,000
United Kingdom—7.7%
Barclays Bank,
Sr. Unscd. Notes		6.75	5/22/19	290,000		288,126
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	160,000	[a]	217,248
BAT Internaltional
Finance PLC,
Gtd. Notes	EUR	5.38	6/29/17	140,000	[a]	200,243
BAT International
Finance PLC,
Gtd. Notes	GBP	6.38	12/12/19	185,000	[a]	315,661
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	3/24/49	525,000	[a,d]	478,726
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	150,000	[a]	222,333
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	105,000		108,028
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	160,000	[a]	215,130
National Grid Gas PLC,
Gtd. Notes	GBP	7.00	12/16/24	75,000	[a]	133,850

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United Kingdom (continued)
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	150,000	[a]	260,552
SABMiller,
Gtd. Notes		1.51	7/1/09	105,000	[c,d]	105,000
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	200,000	[a]	316,058
United Kingdom Gilt,
Bonds	GBP	4.00	9/7/16	300,000	[a]	520,690
United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	555,000	[a]	900,927
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	390,000	[a]	625,275
Vodafone Group,
Notes	GBP	8.13	11/26/18	150,000	[a]	293,019
						5,200,866
United States—23.2%
AES,
Sr. Unscd. Notes		7.75	10/15/15	190,000		177,650
Anheuser-Busch
InBev Worldwide,
Gtd. Notes		8.20	1/15/39	300,000	[c]	335,095
Aramark,
Gtd. Notes		8.50	2/1/15	320,000	[b]	312,000
AT&T,
Sr. Unscd. Notes		5.80	2/15/19	295,000		300,064
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	100,000	[a]	151,675
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	280,000		272,963
Baxter International,
Sr. Unscd. Notes		4.00	3/1/14	180,000	[b]	182,012
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/17	50,000	[d]	41,393

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Boeing,
Sr. Unscd. Notes		5.00	3/15/14	205,000		216,054
Burlington North Santa Fe,
Sr. Unscd. Notes		7.00	2/1/14	200,000		214,171
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000	[a]	285,180
CC Holdings GS V,
Sr. Scd. Notes		7.75	5/1/17	290,000	[c]	284,200
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	230,000		221,375
Cisco Systems,
Sr. Unscd. Notes		4.95	2/15/19	215,000		215,397
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	360,000		315,394
Citigroup Commercial
Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	6/10/17	70,000	[d]	55,539
ConocoPhillips,
Notes		5.75	2/1/19	220,000		231,649
Consumers Energy,
First Mortgage Bonds		6.70	9/15/19	160,000		174,472
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	105,000		107,388
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	315,000		316,080
E.I. Du Pont de Nemours,
Sr. Unscd. Notes		5.88	1/15/14	280,000		303,518
Echostar DBS,
Gtd. Notes		7.13	2/1/16	135,000		126,563
Echostar DBS,
Gtd. Notes		7.75	5/31/15	190,000		181,925
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	220,000		247,008
Entergy Gulf State Louisiana,
First Mortgage Bonds		6.00	5/1/18	160,000		157,820

14

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)
United States (continued)
Enterprise Products Operating,
Gtd. Notes		4.60	8/1/12	150,000	151,133
EQT,
Sr. Unscd. Notes		8.13	6/1/19	155,000	166,192
General Electric Capital,
Sr. Unscd. Notes		5.88	1/14/38	380,000	301,635
GMAC Commercial
Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	112,237	111,754
GMAC Commercial
Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	208,332	210,567
Goldman Sachs Group,
Sr. Unscd. Notes		7.50	2/15/19	310,000	332,512
Goldman Sachs Mortgage
Securities Corporation II,
Ser. 2007-EOP, Cl. L		1.71	3/20/20	185,000 [c,d]	112,850
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	150,000	152,250
Government National
Mortgage Association,
Ser. 2006-68, Cl. A		3.89	7/16/26	228,190	232,833
Government National
Mortgage Association,
Ser. 2005-76, Cl. A		3.96	5/16/30	279,971	286,379
IBM,
Notes	EUR	6.63	1/30/14	450,000 [a]	706,168
IBM,
Sr. Unscd. Notes		8.00	10/15/38	120,000	155,829
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	75,000 [c]	72,000
JPMorgan Chase,
Sr. Unscd. Notes		4.75	5/1/13	280,000	283,799
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	315,000	323,485

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	155,000	[a]	233,030
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	150,000		159,180
Lamar Media,
Gtd. Notes		6.63	8/15/15	316,000	[b]	278,080
LB-UBS Commercial
Mortgage Trust,
Ser. 2007-C7, Cl. A3		5.87	9/15/45	205,000	[d]	157,386
Marathon Oil,
Sr. Unscd. Notes		7.50	2/15/19	140,000		153,068
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	8/12/10	250,000		245,779
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2006-2, Cl. A4		5.91	6/12/46	185,000	[d]	152,538
Metropolitan Life
Global Funding I,
Notes		5.13	6/10/14	235,000	[c]	233,422
Metropolitan Life
Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	200,000	[c]	203,588
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1		5.26	12/15/43	97,783		98,732
Mosaic,
Sr. Unscd. Notes		7.38	12/1/14	160,000	[c]	164,983
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	25,000		22,844
News America,
Gtd. Notes		6.15	3/1/37	140,000		119,097
News America,
Gtd. Notes		6.90	3/1/19	220,000	[c]	229,648
NiSource Finance,
Gtd. Notes		1.23	11/23/09	105,000	[d]	104,176

16

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Nordic Telephone Holdings,
Sr. Scd. Bonds		8.88	5/1/16	135,000	[c]	130,950
Norfolk Southern,
Notes		5.75	1/15/16	190,000	[c]	197,062
Norfolk Southern,
Sr. Unscd. Notes		5.75	4/1/18	50,000		51,210
NRG Energy,
Gtd. Notes		7.38	1/15/17	345,000		326,025
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	120,000		119,400
Philip Morris International,
Sr. Unscd Notes		5.65	5/16/18	150,000		157,503
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	155,000		176,401
Schering-Plough,
Sr. Unscd. Notes	EUR	5.00	10/1/10	85,000	[a]	123,021
Schering-Pough,
Sr. Unscd. Notes	EUR	5.38	10/1/14	200,000	[a]	294,637
Simon Property Group,
Sr. Unscd. Notes		6.75	5/15/14	315,000	[b]	316,837
Sovereign Bancorp,
Sr. Unscd. Notes		1.46	3/23/10	105,000	[d]	96,918
Sprint Capital,
Gtd. Notes		6.88	11/15/28	75,000		53,625
Staples,
Sr. Unscd. Notes		9.75	1/15/14	100,000		111,796
Terex,
Gtd. Notes		7.38	1/15/14	275,000		253,000
Union Pacific,
Sr. Unscd. Notes		7.88	1/15/19	150,000		171,998
Verizon Communications,
Bonds		6.90	4/15/38	50,000		52,327
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	40,000		41,100

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	125,000		136,639
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	130,000	[c]	138,151
Wachovia,
Sr. Unscd. Notes	4.38	6/1/10	110,000		112,681
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2005-C16, Cl. A2	4.38	10/15/41	257,092		256,209
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2007-C34, Cl. A3	5.68	7/15/17	180,000		146,649
Wachovia Mortgage FSB,
Sr. Unscd. Notes	4.13	12/15/09	250,000		252,329
Walgreen,
Sr. Unscd. Notes	5.25	1/15/19	160,000		166,755
Waste Management,
Gtd. Notes	7.38	3/11/19	70,000		75,144
Wells Fargo,
Sr. Unscd. Notes	4.38	1/31/13	280,000		282,642
					15,822,531
Total Bonds and Notes
(cost $60,952,552)					63,980,274

Short-Term Investments—.7%
U.S. Treasury Bills
0.13%, 7/16/09
(cost $446,976)			447,000	[b,e]	446,982

Other Investment—.8%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $562,437)			562,437	[f]	562,437

18

Investment of Cash Collateral
for Securities Loaned—2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,484,651)	1,484,651 [f]	1,484,651
Total Investments (cost $63,446,616)	97.8%	66,474,344
Cash and Receivables (Net)	2.2%	1,505,414
Net Assets	100.0%	67,979,758

a Principal amount stated in U.S. Dollars unless otherwise noted:
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
HUF—Hungary Forint
IDR—Indonesian Rupiah
JPY—JapaneseYen
MXN—Mexican New Peso
NZD—New Zealand Dollar
SEK—Swedish Krona
b All or a portion of these securities are on loan.At June 30, 2009, the total market value of the fund’s securities on loan is $1,486,525 and the total market value of the collateral held by the fund is $1,484,651.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2009, these securities amounted to $3,263,339 or 4.8% of net assets.
d Variable rate security—interest rate subject to periodic change.
e Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Corporate Bonds	47.9	U.S. Government Agencies/
Foreign/Governmental	45.4	Mortgage-Backed	.8
Short-Term/Money Market Investments	3.7		97.8

The Fund 19

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 6/30/2009 ($)
Financial Futures Long
10 Year Long Gilt	7	1,359,854	September 2009	2,586
Euro—Bobl	15	2,429,131	September 2009	6,000
Euro—Bund	2	339,716	September 2009	3,336
Euro—Schatz	22	3,330,107	September 2009	(617)
Japanese 10 Year Bond	1	1,433,539	September 2009	18,363
Financial Futures Short
U.S. Treasury 5 Year Notes	6	(688,313)	September 2009	(354)
U.S. Treasury 10 Year Notes	87	(10,115,109)	September 2009	(29,480)
U.S. Long Bond	15	(1,775,391)	September 2009	(45,402)
Gross Unrealized Appreciation				30,285
Gross Unrealized Depreciation				(75,853)

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,486,525)—Note 1(c):
Unaffiliated issuers	61,399,528	64,427,256
Affiliated issuers	2,047,088	2,047,088
Cash		62,525
Cash denominated in foreign currencies	368,434	376,122
Dividends and interest receivable		1,250,008
Unrealized appreciation on swap contracts—Note 4		1,123,289
Receivable for shares of Beneficial Interest subscribed		592,740
Receivable for investment securities sold		345,119
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		206,881
Receivable for futures variation margin—Note 4		14,288
Prepaid expenses		13,013
		70,458,329
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		28,496
Liability for securities on loan—Note 1(c)		1,484,651
Payable for investment securities purchased		676,784
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		150,835
Unrealized depreciation on swap contracts—Note 4		58,647
Payable for shares of Beneficial Interest redeemed		20,950
Interest payable—Note 2		158
Accrued expenses		58,050
		2,478,571
Net Assets ($)		67,979,758
Composition of Net Assets ($):
Paid-in capital		67,841,485
Accumulated undistributed investment income—net		2,383,072
Accumulated net realized gain (loss) on investments		(6,398,152)
Accumulated net unrealized appreciation (depreciation) on investments, swap transactions and foreign currency transactions [including
($45,568) net unrealized (depreciation) on financial futures]		4,153,353
Net Assets ($)		67,979,758
Shares Outstanding
(unlimited number of $.01 par value shares of Beneficial Interest authorized)		3,632,933
Net Asset Value, offering and redemption price per share ($)		18.71

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	1,329,379
Dividends;
Affiliated issuers	1,263
Income from securities lending	1,427
Total Income	1,332,069
Expenses:
Investment advisory fee—Note 3(a)	120,382
Audit fees	48,375
Custodian fees—Note 3(b)	32,531
Accounting and administration fee—Note 3(a)	30,000
Shareholder servicing costs—Note 3(b)	17,630
Legal fees	15,543
Registration fees	13,295
Trustees’ fees and expenses—Note 3(c)	11,328
Prospectus and shareholders’ reports	5,794
Loan commitment fees—Note 2	1,717
Interest expense—Note 2	549
Miscellaneous	24,849
Total Expenses	321,993
Less—reduction in advisory fee
due to undertaking—Note 3(a)	(79,950)
Less—reduction in fees due to
earnings credits—Note 1(c)	(1,280)
Net Expenses	240,763
Investment Income—Net	1,091,306
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	185,186
Net realized gain (loss) on financial futures	429,657
Net realized gain (loss) on swap transactions	487,580
Net realized gain (loss) on forward foreign currency exchange contracts	(1,943,384)
Net Realized Gain (Loss)	(840,961)
Net unrealized appreciation (depreciation) on investments, foreign currency transaction, financial futures and swap transaction, [including
$445,942 net unrealized appreciation on financial futures, ($406,183)
net unrealized (depreciation) on swap transactions and $1,344,057 net
unrealized appreciation on forward foreign currency exchange contracts]	2,917,772
Net Realized and Unrealized Gain (Loss) on Investments	2,076,811
Net Increase in Net Assets Resulting from Operations	3,168,117

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	1,091,306	3,412,090
Net realized gain (loss) on investments	(840,961)	7,229,876
Net unrealized appreciation
(depreciation) on investments	2,917,772	(3,632,115)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,168,117	7,009,851
Dividends to Shareholders from ($):
Investment income—net	(3,727,052)	(4,312,893)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	24,699,552	29,147,476
Dividends reinvested	3,233,627	3,819,217
Cost of shares redeemed	(20,339,111)	(74,595,538)[a]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	7,594,068	(41,628,845)
Total Increase (Decrease) in Net Assets	7,035,133	(38,931,887)
Net Assets ($):
Beginning of Period	60,944,625	99,876,512
End of Period	67,979,758	60,944,625
Accumulated investment income—net	2,383,072	5,018,818
Capital Share Transactions (Shares):
Shares sold	1,333,912	1,538,887
Shares issued for dividends reinvested	182,485	203,271
Shares redeemed	(1,099,819)	(3,905,356)
Net Increase (Decrease) in Shares Outstanding	416,578	(2,163,198)

a Includes redemption-in-kind amounting to $25,283,970.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	18.95	18.57	18.14	17.55	21.35	21.02
Investment Operations:
Investment income—net[a]	.33	.72	.69	.53	.75	.75
Net realized and unrealized
gain (loss) on investments	.64	.75	.10	.21	.23	.27
Total from Investment Operations	.97	1.47	.79	.74	.98	1.02
Distributions:
Dividends from
investment income—net	(1.21)	(1.09)	(.36)	(.15)	(4.78)	(.69)
Net asset value, end of period	18.71	18.95	18.57	18.14	17.55	21.35
Total Return (%)	5.45[b]	8.08	4.35	4.27	4.72	4.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.07[c]	.80	.70	.68	.58	.57
Ratio of net expenses
to average net assets	.80[c]	.78	.70	.68	.58	.57
Ratio of net investment income
to average net assets	3.63[c]	3.84	3.73	3.01	3.49	3.43
Portfolio Turnover Rate	69.67[b]	158[d]	168[d]	89	168	170
Net Assets, end of period
($ x 1,000)	67,980	60,945	99,877	93,344	122,721	302,406

a	Based on average shares outstanding at each month end.
b	Not Annualized.
c	Annualized.
d	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2008 and
2007 were 144% and 140%, respectively.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish International Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering fourteen series, including the fund, as of June 30, 2009.The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of BNY Mellon, serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments, financial futures, options, swap transactions and forward foreign currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board ofTrustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange, are valued at the last sales price on the exchange on which such contracts are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads an interest rates.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

26

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial
Mortgage-Backed	—	1,841,725	—	1,841,725
Corporate Bonds	—	28,896,801	—	28,896,801
Foreign Government	—	32,722,536	—	32,722,536
Mutual Funds	2,047,088	—	—	2,047,088
U.S. Government
Agencies/
Mortgage-Backed	—	519,212	—	519,212
U.S. Treasury Securities		446,982		446,982
Other Financial
Instruments†	30,285	1,330,170	—	1,360,455
Liabilities ($)
Other Financial
Instruments†	(75,853)	(209,482)	—	(285,335)

† Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in
Private Equities ($)
Balance as of 12/31/2008	64,706
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net Purchases (sales)	(64,706)
Transfers in and/or out of Level 3	—
Balance as of 6/30/2009	—

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash

28

balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned and that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009,The Bank of New York Mellon earned $476 from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income—net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $5,079,874 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $2,667,241 of the carryover expires in fiscal 2009 and $2,412,633 expires in fiscal 2010. Its uncertain whether the fund will be able to realize the benefits of the remaining capital loss carryovers before they expire and the remaining capital loss carryovers could be subject to future limitations imposed by the internal revenue code related to share ownership activity.

30

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $4,312,893. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The Trust entered into two separate agreements with The Bank of New York Mellon, an affiliate of the Manager, that enable the fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million under an uncommitted line of credit. In connection therewith, the fund has agreed to pay administrative and facility fees on its pro rata portion of the lines of credit. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average amount of borrowings outstanding under the lines of credit during the period ended June 30, 2009, was $47,182 with a related weighted average annualized interest rate of 2.35%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement (“Agreement”) with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from January 1, 2009 through June 30, 2009 to reduce the investment advisory fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, not to exceed an annual rate of .80% of the value of the fund’s average daily net assets.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $79,950 during the period ended June 30, 2009.

The Trust entered into an agreement with The Bank of New York Mellon, pursuant to which The Bank of New York Mellon provides

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

administration and fund accounting services for the fund. For these services the fund pays The Bank of NewYork Mellon a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the fund was charged $30,000 for the period ended June 30, 2009 for administration and fund accounting services.

(b) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009 the fund was charged $16,662 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $1,280 pursuant to the cash management agreements. These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $32,531 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $21,706, custodian fees $31,526, chief compliance officer fees $1,670 and transfer agency per account fees $8,623, which are offset against an expense reimbursement currently in effect in the amount of $35,029.

(c) Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds Inc.,The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds, (collectively, the “Dreyfus/Laurel Funds”) and the Trust attended, $2,000

32

for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting. In the event that there is an in-person joint committee meeting of the Dreyfus/Laurel Funds, the Trust and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds, the Trust and Dreyfus HighYield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, option transactions, financial futures, forward currency exchange contracts and swap transactions, during the period ended June 30, 2009, amounted to $49,801,794 and $39,081,212, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of June 30, 2009:

	Statement of		Statement of
	Assets and		Assets and
	Liabilities	Derivative	Liabilities	Derivative
Derivatives	Location	Assets ($)	Location	Liabilities ($)
Interest rate	Receivables, Net	1,153,574	Payables,	(134,500)
contracts†	Assets—Unrealized		Net Assets—
	appreciation		Unrealized
			depreciation
Foreign exchange	Receivables	206,881	Payables	(150,835)
contracts
Gross fair value of
derivatives contracts		1,360,455		(285,335)

†	Includes cumulative appreciation/depreciation of futures contracts as reported on the Statement of
Financial Futures, but only the unpaid variation margin is reported within the Statement of
Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2009 is shown below:

		Amount of realized gain or (loss) on derivatives ($)
			Foreign
			Exchange
Derivatives	Options	Futures	Contracts	Swaps	Total
Interest rate
contracts	—	429,657	—	500,177	929,834
Foreign exchange
contracts	—	—	(1,943,384)	—	(1,943,384)
Credit contracts	—	—	—	(12,597)	(12,597)
Total	—	429,657	(1,943,384)	487,580	(1,026,147)

	Change in unrealized appreciation or (depreciation) on derivatives ($)
			Foreign
			Exchange
Derivatives	Options	Futures	Contracts	Swaps	Total
Interest rate
contracts	—	445,942	—	(378,451)	67,491
Foreign exchange
contracts	—	—	1,344,057	—	1,344,057
Credit contracts	—	—	—	(27,733)	(27,733)
Total	—	445,942	1,344,057	(406,184)	1,383,815

34

During the period ended June 30, 2009, the average notional value of interest rate contracts was $51,242,740, which represented 84.4% of average net assets.The average notional value of foreign exchange contracts was $43,210,249, which represented 71.2% of average net assets. The average notional value of credit contracts was $688,571, which represented 1.1% of average net assets.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at June 30, 2009 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strat-egy.When executing forward contracts, the fund is obligated to buy or

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open contracts at June 30, 2009:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases:
Argentina Peso,
expiring 7/31/2009	2,510,000	649,418	649,939	521
Brazilian Real,
expiring 7/31/2009	1,280,000	651,101	649,263	(1,838)
British Pounds,
expiring 7/1/2009	3,757	6,215	6,181	(34)
Colombia Peso,
expiring 7/31/2009	1,437,100,000	663,788	666,705	2,917
Euro,
expiring 7/1/2009	248,632	349,477	348,796	(681)
Russian Ruble,
expiring 7/31/2009	20,490,000	651,966	652,029	63
South Korea Won,
expiring 7/24/2009	832,100,000	653,140	654,150	1,010
Thai Bhat,
expiring 7/31/2009	22,170,000	650,891	650,318	(573)
Sales:		Proceeds ($)
Brazilian Real,
expiring 7/24/2009	1,820,000	903,854	924,467	(20,613)
British Pounds,
expiring 7/24/2009	2,125,000	3,494,669	3,496,001	(1,332)
Canadian Dollar,
expiring 7/24/2009	1,040,000	903,617	894,226	9,391
Chilean Peso,
expiring 7/24/2009	344,000,000	644,195	645,957	(1,762)
Euro,
expiring 7/24/2009	40,000	56,304	56,116	188

36

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales (continued):
Euro,
expiring 7/24/2009	18,535,000	26,115,630	26,002,817	112,813
Euro,
expiring 7/24/2009	480,000	670,614	673,393	(2,779)
Euro,
expiring 7/24/2009	150,000	208,812	210,435	(1,623)
Euro,
expiring 7/24/2009	250,000	351,400	350,726	674
Hungary Forint,
expiring 7/24/2009	166,510,000	817,829	853,417	(35,588)
Japanese Yen,
expiring 7/24/2009	53,830,000	567,097	558,938	8,159
Japanese Yen,
expiring 7/24/2009	369,640,000	3,891,848	3,838,119	53,729
Japanese Yen,
expiring 7/24/2009	78,260,000	823,798	812,605	11,193
Japanese Yen,
expiring 7/24/2009	46,280,000	486,767	480,544	6,223
Mexican New Peso,
expiring 7/24/2009	18,290,000	1,365,150	1,383,795	(18,645)
New Zealand Dollar,
expiring 7/24/2009	2,450,000	1,567,241	1,578,497	(11,256)
South African Rand,
expiring 7/24/2009	4,820,000	584,951	621,794	(36,843)
Swedish Krona,
expiring 7/24/2009	6,330,000	803,187	820,455	(17,268)
Gross Unrealized
Appreciation				206,881
Gross Unrealized
Depreciation				(150,835)

Swaps: The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward started interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the coun-terparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting

38

arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at June 30, 2009.

					Unrealized
Notional	Reference		(Pay)/Receive Expiration		Appreciation
Amount	Entity/Currency	Counterparty	Fixed Rate (%) Date (Depreciation) ($)

1,080,000	GBP - 6 Month
	Libor	JP Morgan	5.03	4/4/2013	119,706
1,080,000	GBP - 6 Month
	Libor	JP Morgan	6.30	6/18/2011	140,285
595,000,000	JPY - 6 Month
	Yenibor	JP Morgan	1.36	1/19/2012	117,088
240,000,000	JPY - 6 Month
	Yenibor	JP Morgan	1.13	2/16/2019	(54,035)
304,000,000	JPY - 6 Month
	Yenibor	JP Morgan	2.08	7/28/2016	226,028
5,900,000	NZD - 3 Month	Morgan
	Libor	Stanley	7.88	5/18/2010	185,769
2,210,000	NZD - 3 Month
	Libor	JP Morgan	8.05	6/21/2012	142,955
2,900,000	NZD - 6 Month
	Libor	Barclays	7.58	5/1/2013	191,458
3,520,000	NZD - 6 Month
	Libor	Citibank	5.06	4/8/2014	(4,612)
Gross Unrealized
Appreciation					1,123,289
Gross Unrealized
Depreciation					(58,647)

At June 30, 2009, accumulated net unrealized appreciation on investments was $3,027,728, consisting of $4,006,795 gross unrealized appreciation and $979,067 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm, was the independent registered public accounting firm for the

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund for the fiscal year ended December 31, 2008.At the meetings held on February 9-10, 2009, the Audit Committee and the Board of Trustees of the Trust engaged KPMG LLP to replace PWC as the independent registered public accounting firm for the Trust, effective upon the conclusion of the audit of the December 31, 2008 financial statements of the Trust.

During the fund’s past two fiscal years and any subsequent interim period: (i) no report on the fund’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC,would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

NOTE 6—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

At the meetings held on July 22-23, 2009, the Board of Trustees of the Trust approved a proposal to redesignate the fund’s existing shares as Class I shares, effective on or about September 1, 2009.The description of the eligibility requirements of the fund’s shares will remain the same.

40

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on February 9 and 10, 2009, the Board considered the re-approval of the fund’s Investment Advisory Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and certain administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Representatives of the Manager reminded the Board members that the Manager became the investment adviser of the fund, effective December 1, 2008, and that there were no changes to the portfolio management of the fund as a result of the appointment of the Manager as the fund’s investment adviser.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive compliance infrastructure. The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional international income funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional international income funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance was equal to the Performance Group median for the two-, five- and ten-year periods ended December 31, 2008, below the Performance Group median for the one- and three-year periods ended December 31, 2008 and above the Performance Group median for the four-year period ended December 31, 2008. The Board also noted that the fund’s total return performance was above the Performance Universe medians for each of the reported periods ended December 31, 2008, except the three-year period when the fund’s total return performance was below the Performance Group median. The Board members also noted that the fund’s yield performance was variously at, above and below the Performance Group and Performance Universe medians for the past ten one-year periods ended December 31st (1999-2008).The Manager also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

42

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.A representative of the Manager informed the Board members that the Manager is currently limiting the fund’s total expense ratio (excluding taxes, brokerage fees, interest on borrowings, commitment fees and other extraordinary expenses) to 0.80% of the fund’s average daily net assets and that such limitation is voluntary and may be terminated at any time.The Board members also were informed that the Lipper data presenting the fund’s “actual management fees” included fees paid by the fund, as calculated by Lipper,for administrative services provided byThe Bank of NewYork Mellon, the Trust’s administrator. Such reporting was necessary, according to Lipper, to allow the Board to compare the fund’s advisory fees to those peers that include administrative fees within a blended advisory fee. The Board noted that the fund’s contractual management fee was below the Expense Group median and that, with the expense limitation, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s expense ratio was above the Expense Group median and below the Expense Universe median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by the only mutual fund managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund (the“Similar Fund”).It was noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. The Manager’s representatives reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided. The

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. A representative of the Manager reminded the Board members that The Bank of New York Mellon Corporation, the parent company of the Manager, paid all of the expenses associated with the Manager becoming the fund’s investment adviser and the proxy campaign with respect to the Board members becoming the Trust’s Board members. Because the Manager only became the fund’s investment adviser effective December 1, 2008, the Manager’s representatives were not able to provide a dollar amount of expenses allocated and profit received by the Manager, but a representative of the Manager did review the method to be used to determine such expenses and profit in the future.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio. The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets, noting the decrease in the fund’s recent asset levels.The Board members discussed the renewal requirements for advisory agreements and their ability to review the management fee annually.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed busi-

44

ness decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by the Manager are adequate and appropriate.
  While the Board was generally satisfied with the fund’s relative total performance as compared to the Performance Universe, the Board was somewhat concerned with the fund’s relative total return perfor- mance as compared to the Performance Group.The Board noted that the Manager only became the fund’s investment adviser effective December 1, 2008 and believed the Manager would seek to improve performance.The Board determined to closely monitor performance.
  The Board concluded, taking into account the voluntary waiver of a portion of expenses by the Manager, that the fee paid by the fund to the Manager was reasonable in light of the services to be pro- vided, comparative performance, expense and advisory fee informa- tion and potential profits to be realized and benefits to be derived by the Manager from its relationship with the fund.
  The Board determined that because the Manager had become the investment adviser of the fund effective December 1,2008,economies of scale were not a factor at this time, but, to the extent that material economies of scale are not shared with the fund in the future, the Board would seek to do so in connection with future renewals.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2010.

The Fund 45

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

3

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 12, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6